UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Equity Central Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.2
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.1
Alibaba Group Holding Ltd. (Cayman Islands, Broadline Retail)	3.6
HDFC Bank Ltd. (India, Banks)	2.8
Meituan Class B (Cayman Islands, Hotels, Restaurants & Leisure)	2.0
Sea Ltd. ADR (Cayman Islands, Entertainment)	1.8
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.6
Infosys Ltd. (India, IT Services)	1.4
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.4
33.2

Market Sectors (% of Fund's net assets)

Financials	20.9
Information Technology	19.4
Consumer Discretionary	15.0
Communication Services	10.3
Materials	8.7
Consumer Staples	6.2
Industrials	5.1
Energy	4.1
Health Care	3.6
Utilities	2.7
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.2%
	Shares	Value ($)
Belgium - 0.3%
Titan Cement International Trading SA	462,130	7,267,110
Bermuda - 1.1%
China Gas Holdings Ltd.	3,344,400	4,712,043
Credicorp Ltd. (United States)	87,209	11,545,600
Huanxi Media Group Ltd. (a)	9,169,702	1,284,943
Kerry Properties Ltd.	621,000	1,586,141
Kunlun Energy Co. Ltd.	5,738,000	4,488,123
Shangri-La Asia Ltd. (a)	1,820,000	1,706,417
TOTAL BERMUDA		25,323,267
Brazil - 4.2%
Arezzo Industria e Comercio SA	252,164	3,159,730
Atacadao SA	2,714,400	6,635,444
Dexco SA	2,675,528	3,103,928
ENGIE Brasil Energia SA	544,700	4,317,020
Equatorial Energia SA	1,023,200	5,442,585
Localiza Rent a Car SA	821,135	8,651,286
Localiza Rent a Car SA rights 5/11/23 (a)	3,608	9,347
LOG Commercial Properties e Participacoes SA	445,800	1,390,583
Lojas Renner SA	1,476,533	4,827,147
Multiplan Empreendimentos Imobiliarios SA	192,700	936,801
Raia Drogasil SA	2,509,800	12,107,175
Rede D'Oregon Sao Luiz SA (b)	651,550	2,730,405
Rumo SA	2,250,700	8,370,546
Suzano Papel e Celulose SA	1,022,300	8,390,668
Transmissora Alianca de Energia Eletrica SA	523,900	3,600,201
Vale SA sponsored ADR	1,392,915	21,980,199
TOTAL BRAZIL		95,653,065
Canada - 0.9%
Barrick Gold Corp.	1,118,100	20,763,117
Cayman Islands - 23.7%
Akeso, Inc. (a)(b)	504,107	2,594,418
Alibaba Group Holding Ltd. (a)	5,916,296	74,932,823
Alibaba Group Holding Ltd. sponsored ADR (a)	74,688	7,631,620
Angelalign Technology, Inc. (b)	88,637	1,317,716
Antengene Corp. (a)(b)	558,360	206,987
Baidu, Inc.:
Class A (a)	232,648	4,383,386
sponsored ADR (a)	46,025	6,946,093
BeiGene Ltd. ADR (a)	20,755	4,473,325
Bilibili, Inc. ADR (a)(c)	428,161	10,061,784
BizLink Holding, Inc.	452,000	4,144,317
Chailease Holding Co. Ltd.	2,793,038	20,482,148
China Resources Land Ltd.	1,265,000	5,769,118
Daqo New Energy Corp. ADR (a)	20,351	953,241
ENN Energy Holdings Ltd.	485,200	6,650,724
ESR Group Ltd. (b)	528,000	947,049
Greentown China Holdings Ltd.	862,000	1,117,869
Haitian International Holdings Ltd.	1,631,000	4,217,799
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,056,232	3,572,912
Innovent Biologics, Inc. (a)(b)	826,719	3,701,853
JD Health International, Inc. (a)(b)	242,542	1,804,412
JD.com, Inc.:
Class A	667,689	14,579,789
sponsored ADR	45,571	2,000,111
Jiumaojiu International Holdings Ltd. (b)	1,387,547	3,301,874
KE Holdings, Inc.	900	5,615
KE Holdings, Inc. ADR (a)	246,200	4,638,408
Kuaishou Technology Class B (a)(b)	292,423	2,251,872
KWG Group Holdings Ltd. (a)	1,027,500	163,617
Li Auto, Inc. Class A (a)	54,832	684,536
Li Ning Co. Ltd.	1,350,425	10,648,710
Longfor Properties Co. Ltd. (b)	558,034	1,574,600
Medlive Technology Co. Ltd. (b)	1,043,254	1,443,297
Meituan Class B (a)(b)	2,487,077	45,121,088
NetEase, Inc. ADR	87,360	7,726,118
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	129,853	5,013,624
PagSeguro Digital Ltd. (a)(c)	1,151,227	9,866,015
Parade Technologies Ltd.	14,000	483,317
Pdd Holdings, Inc. ADR (a)	273,508	20,759,257
Sea Ltd. ADR (a)(c)	475,711	41,172,787
Shenzhou International Group Holdings Ltd.	651,056	6,834,102
Silergy Corp.	380,173	6,018,554
StoneCo Ltd. Class A (a)	859,248	8,197,226
Sunny Optical Technology Group Co. Ltd.	664,822	8,041,484
Tencent Holdings Ltd.	2,379,471	116,283,139
Tongdao Liepin Group (a)	742,500	974,248
Trip.com Group Ltd. ADR (a)	609,669	22,966,231
Uni-President China Holdings Ltd.	4,558,400	4,599,107
Wuxi Biologics (Cayman), Inc. (a)(b)	1,768,044	10,946,246
Xinyi Solar Holdings Ltd.	56,000	67,130
XP, Inc. Class A (a)	1,072,483	12,730,373
Zai Lab Ltd. (a)	1,180,580	3,934,382
TOTAL CAYMAN ISLANDS		538,936,451
Chile - 0.5%
Banco de Chile	124,833,700	12,123,893
China - 8.2%
Ant International Co. Ltd. Class C (a)(d)(e)	436,400	672,056
Beijing Enlight Media Co. Ltd. (A Shares)	1,750,899	2,268,117
BYD Co. Ltd. (H Shares)	492,847	14,497,663
C&S Paper Co. Ltd. (A Shares)	2,058,500	3,624,854
China Communications Services Corp. Ltd. (H Shares)	7,190,000	3,535,510
China Construction Bank Corp. (H Shares)	34,852,000	22,556,038
China Life Insurance Co. Ltd. (H Shares)	8,794,000	14,451,471
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	441,600	873,171
China Petroleum & Chemical Corp. (H Shares)	20,096,000	11,878,551
China Tower Corp. Ltd. (H Shares) (b)	13,867,114	1,678,207
China Vanke Co. Ltd. (H Shares)	1,351,700	2,131,753
Daqin Railway Co. Ltd. (A Shares)	7,717,656	8,086,459
Flat Glass Group Co. Ltd.	577,312	1,654,737
Gemdale Corp. (A Shares)	1,184,677	1,443,966
Haier Smart Home Co. Ltd.	2,143,400	6,711,577
Haier Smart Home Co. Ltd. (A Shares)	211,600	698,137
Kweichow Moutai Co. Ltd. (A Shares)	27,400	7,240,977
LONGi Green Energy Technology Co. Ltd.	147,100	865,939
OPT Machine Vision Tech Co. Ltd.	8,460	170,108
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,939,000	31,951,446
Proya Cosmetics Co. Ltd. (A Shares)	381,106	10,095,939
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	177,373	8,051,133
Sinopec Engineering Group Co. Ltd. (H Shares)	4,756,500	2,363,132
Sinopharm Group Co. Ltd. (H Shares)	844,109	2,553,866
TravelSky Technology Ltd. (H Shares)	2,167,000	4,046,959
Tsingtao Brewery Co. Ltd. (H Shares)	1,179,800	12,880,274
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	601,941	825,091
WuXi AppTec Co. Ltd. (H Shares) (b)	293,884	3,077,398
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,370,400	5,961,752
TOTAL CHINA		186,846,281
Cyprus - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	365,722	135,072
TCS Group Holding PLC GDR (a)(e)	292,174	366,547
TOTAL CYPRUS		501,619
Germany - 0.1%
Delivery Hero AG (a)(b)	92,843	3,158,590
Greece - 0.5%
Alpha Bank SA (a)	5,655,601	6,900,187
Piraeus Financial Holdings SA (a)	1,530,900	3,316,371
TOTAL GREECE		10,216,558
Hong Kong - 1.9%
AIA Group Ltd.	1,316,200	13,803,461
China Jinmao Holdings Group Ltd.	1,376,000	268,192
China Merchants Holdings International Co. Ltd.	2,598,392	3,985,355
China Overseas Land and Investment Ltd.	1,143,960	2,763,026
China Resources Beer Holdings Co. Ltd.	1,582,666	12,701,813
Guangdong Investment Ltd.	4,700,000	4,807,832
Lenovo Group Ltd.	750,626	812,790
Sino-Ocean Group Holding Ltd.	4,778,500	541,773
Sinotruk Hong Kong Ltd.	1,563,500	2,429,929
TOTAL HONG KONG		42,114,171
Hungary - 0.1%
Richter Gedeon PLC	130,548	2,729,486
India - 14.3%
Apollo Hospitals Enterprise Ltd.	118,559	6,236,429
Bajaj Auto Ltd.	32,000	1,514,070
Bajaj Finance Ltd.	214,548	14,724,278
Bandhan Bank Ltd. (a)(b)	1,923,000	4,598,405
Bharat Electronics Ltd.	5,772,800	6,872,154
Bharti Airtel Ltd.	523,156	4,771,940
Campus Activewear Ltd.	323,900	1,316,248
CE Info Systems Ltd. (a)	79,145	959,591
Divi's Laboratories Ltd.	75,381	2,596,187
Embassy Office Parks (REIT)	297,200	1,129,539
HDFC Bank Ltd. (a)	3,220,282	63,352,711
HDFC Standard Life Insurance Co. Ltd. (b)	1,967,828	11,969,275
Hindustan Aeronautics Ltd.	48,200	1,606,404
Indraprastha Gas Ltd.	991,420	5,182,696
Infosys Ltd.	260,309	4,551,988
Infosys Ltd. sponsored ADR	1,612,655	28,124,703
ITC Ltd.	3,607,587	16,883,082
JK Cement Ltd.	379,998	13,561,988
Larsen & Toubro Ltd.	504,716	13,325,478
Mahanagar Gas Ltd.	328,270	3,934,183
Manappuram General Finance & Leasing Ltd.	1,985,357	2,999,545
Maruti Suzuki India Ltd.	69,062	6,985,630
NTPC Ltd.	3,505,599	7,485,851
Oberoi Realty Ltd.	102,766	1,057,102
Oil & Natural Gas Corp. Ltd.	3,316,300	6,113,011
One97 Communications Ltd. (a)	630,425	4,906,936
Petronet LNG Ltd.	1,051,968	2,935,303
Power Grid Corp. of India Ltd.	3,008,405	8,284,149
Reliance Industries Ltd.	1,251,297	35,587,694
Shree Cement Ltd.	33,027	10,549,056
Sona Blw Precision Forgings Ltd. (b)	384,600	1,942,219
SRF Ltd.	129,443	3,810,254
Sun Pharmaceutical Industries Ltd.	159,199	1,907,973
Tata Motors Ltd. (a)	218,011	1,123,456
Tata Steel Ltd.	9,523,100	12,168,078
Torrent Pharmaceuticals Ltd.	150,488	2,819,362
Vijaya Diagnostic Centre Pvt Ltd.	176,644	843,210
Zomato Ltd. (a)	12,455,863	7,790,584
TOTAL INDIA		326,520,762
Indonesia - 2.4%
PT Bank Central Asia Tbk	36,817,924	21,540,109
PT Bank Rakyat Indonesia (Persero) Tbk	71,486,755	22,650,779
PT Dayamitra Telekomunikasi Tbk	5,635,300	265,140
PT Sumber Alfaria Trijaya Tbk	33,079,800	6,364,578
PT United Tractors Tbk	1,521,500	2,956,871
TOTAL INDONESIA		53,777,477
Japan - 0.3%
Z Holdings Corp.	2,368,698	6,716,329
Korea (South) - 11.4%
Coway Co. Ltd.	102,080	4,104,872
Hyundai Fire & Marine Insurance Co. Ltd.	294,180	7,609,926
Jeisys Medical, Inc. (a)	213,507	1,416,416
Kakao Corp.	202,670	9,563,173
Kakao Pay Corp. (a)	53,606	2,302,828
KB Financial Group, Inc.	310,612	11,302,817
Kia Corp.	232,747	14,472,269
Korea Zinc Co. Ltd.	370	156,847
L&F Co. Ltd.	5,500	1,328,510
LG Chemical Ltd.	9,690	5,302,263
LG Corp.	97,892	6,210,640
NAVER Corp.	33,770	5,272,139
NCSOFT Corp.	4,997	1,426,768
POSCO	84,851	23,918,516
S-Oil Corp.	72,860	4,471,672
Samsung Biologics Co. Ltd. (a)(b)	15,245	9,207,238
Samsung Electronics Co. Ltd.	2,397,692	118,135,325
Samsung SDI Co. Ltd.	26,857	15,200,127
SK Hynix, Inc.	255,876	17,446,937
TOTAL KOREA (SOUTH)		258,849,283
Luxembourg - 0.4%
Adecoagro SA	31,704	256,485
Globant SA (a)	30,577	5,014,934
Tenaris SA sponsored ADR	172,300	4,896,766
TOTAL LUXEMBOURG		10,168,185
Mauritius - 0.0%
Jumo World Ltd. (a)(e)	161	152,090
Mexico - 3.5%
CEMEX S.A.B. de CV sponsored ADR (a)	3,417,300	18,897,669
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,494,300	4,696,016
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	440,096	8,562,822
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	25,962	7,956,574
Grupo Aeroportuario Norte S.A.B. de CV	320,800	3,583,097
Grupo Financiero Banorte S.A.B. de CV Series O	2,970,532	25,040,167
Wal-Mart de Mexico SA de CV Series V	2,998,300	11,984,881
TOTAL MEXICO		80,721,226
Netherlands - 0.1%
CTP BV (b)	85,985	1,111,549
X5 Retail Group NV GDR (Reg. S) (a)(e)	450,200	93,997
Yandex NV Series A (a)(e)	475,848	1,632,083
TOTAL NETHERLANDS		2,837,629
Panama - 0.2%
Copa Holdings SA Class A (c)	46,960	4,336,756
Philippines - 0.3%
Ayala Land, Inc.	4,402,800	2,161,377
SM Investments Corp.	225,000	3,699,272
TOTAL PHILIPPINES		5,860,649
Poland - 0.5%
CD Projekt RED SA	133,433	3,438,067
Dino Polska SA (a)(b)	74,467	6,747,143
TOTAL POLAND		10,185,210
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	782,800	178,823
LSR Group OJSC (a)(e)	6,300	7,594
LUKOIL PJSC sponsored ADR (a)(e)	176,600	49,958
Novatek PJSC GDR (Reg. S) (a)(e)	46,200	11,803
Sberbank of Russia (e)	794,750	5,855
Sberbank of Russia sponsored ADR (a)(e)	1,468,992	26,148
Severstal PAO GDR (Reg. S) (a)(e)	433,400	10,233
TOTAL RUSSIA		290,414
Saudi Arabia - 2.7%
Al Rajhi Bank	1,033,515	20,236,927
Alinma Bank	1,420,900	11,147,802
Bupa Arabia for Cooperative Insurance Co.	221,850	10,271,873
Saudi Arabian Oil Co. (b)	153,140	1,317,746
The Saudi National Bank	1,578,900	19,285,655
TOTAL SAUDI ARABIA		62,260,003
Singapore - 0.3%
First Resources Ltd.	6,169,000	7,321,027
South Africa - 2.5%
Capitec Bank Holdings Ltd.	133,699	12,672,983
Discovery Ltd. (a)	1,427,800	11,182,629
Impala Platinum Holdings Ltd.	1,868,900	17,196,399
Naspers Ltd. Class N	58,290	10,800,809
Pick 'n Pay Stores Ltd.	2,019,308	4,793,943
TOTAL SOUTH AFRICA		56,646,763
Taiwan - 10.4%
ASPEED Tech, Inc.	12,663	1,102,016
eMemory Technology, Inc.	87,975	5,400,049
MediaTek, Inc.	710,313	18,362,893
Novatek Microelectronics Corp.	93,707	1,327,811
Realtek Semiconductor Corp.	269,745	3,433,259
Taiwan Semiconductor Manufacturing Co. Ltd.	10,789,457	188,539,326
Uni-President Enterprises Corp.	4,349,000	10,251,525
Wistron Corp.	833,000	1,143,471
Wiwynn Corp.	169,974	6,288,207
Yageo Corp.	72,575	1,261,511
TOTAL TAIWAN		237,110,068
Thailand - 0.8%
Carabao Group PCL (For. Reg.)	2,768,800	7,803,894
Land & House PCL (For. Reg.)	5,110,600	1,478,626
PTT Global Chemical PCL (For. Reg.)	6,629,700	8,921,205
Supalai PCL (For. Reg.)	1,343,800	876,585
TOTAL THAILAND		19,080,310
United Kingdom - 1.5%
Antofagasta PLC	657,350	12,820,439
Helios Towers PLC (a)	1,389,200	1,789,121
OPT Machine Vision Tech Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 2/21/25 (a)(b)	86,000	1,736,744
Prudential PLC	1,248,398	17,092,612
TOTAL UNITED KINGDOM		33,438,916
United States of America - 2.1%
Dlocal Ltd. (a)	164,511	2,668,368
FirstCash Holdings, Inc.	125,272	11,947,191
Legend Biotech Corp. ADR (a)	34,226	1,650,378
Li Auto, Inc. ADR (a)(c)	738,260	18,419,587
MercadoLibre, Inc. (a)	9,100	11,994,346
TOTAL UNITED STATES OF AMERICA		46,679,870
TOTAL COMMON STOCKS (Cost $2,079,441,282)		2,168,586,575

Preferred Stocks - 2.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (a)(d)(e)	4,374	1,095,468
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	30,246	6,403,381
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	52,588	466,456
		6,869,837
India - 0.1%
Meesho Series F (a)(d)(e)	33,863	2,343,320
TOTAL CONVERTIBLE PREFERRED STOCKS		10,308,625
Nonconvertible Preferred Stocks - 1.9%
Brazil - 1.6%
Companhia de Transmissao de Energia Eletrica Paulista (PN) (a)	658,900	2,817,106
Metalurgica Gerdau SA (PN)	5,192,700	12,120,005
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,152,400	10,694,272
sponsored ADR	979,700	10,218,271
		35,849,654
Korea (South) - 0.3%
Hyundai Motor Co. Series 2	94,887	6,983,455
United States of America - 0.0%
Gupshup, Inc. (a)(d)(e)	44,950	702,569
TOTAL NONCONVERTIBLE PREFERRED STOCKS		43,535,678
TOTAL PREFERRED STOCKS (Cost $48,745,689)		53,844,303

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.47% to 4.63% 4/6/23 to 5/11/23 (Cost $3,124,794)	3,140,000	3,125,359

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (g)	44,613,568	44,622,490
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	66,658,812	66,665,478
TOTAL MONEY MARKET FUNDS (Cost $111,287,585)		111,287,968

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $2,242,599,350)	2,336,844,205
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(59,634,025)
NET ASSETS - 100.0%	2,277,210,180

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,884,334 or 5.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,683,250 or 0.5% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,663,286

ByteDance Ltd. Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd. Series F	1/28/22	1,377,733

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	746,915

Gupshup, Inc.	6/08/21	1,027,791

Meesho Series F	9/21/21	2,596,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	23,156,025	566,891,774	545,425,309	807,446	-	-	44,622,490	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	9,615,779	275,118,709	218,069,010	160,579	-	-	66,665,478	0.2%
Total	32,771,804	842,010,483	763,494,319	968,025	-	-	111,287,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	236,308,835	77,323,240	150,950,131	8,035,464
Consumer Discretionary	343,070,850	127,152,841	213,574,689	2,343,320
Consumer Staples	144,325,622	74,510,677	69,585,876	229,069
Energy	91,310,741	39,005,606	52,064,551	240,584
Financials	479,746,209	203,584,731	273,843,314	2,318,164
Health Care	79,302,164	41,823,378	37,012,330	466,456
Industrials	107,908,629	63,963,905	43,944,724	-
Information Technology	439,127,271	44,669,019	393,755,683	702,569
Materials	200,937,974	122,539,534	78,388,207	10,233
Real Estate	38,670,070	29,636,495	9,025,981	7,594
Utilities	61,722,513	36,835,634	24,886,879	-

Government Obligations	3,125,359	-	3,125,359	-

Money Market Funds	111,287,968	111,287,968	-	-
Total Investments in Securities:	2,336,844,205	972,333,028	1,350,157,724	14,353,453

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,209,768) - See accompanying schedule:
Unaffiliated issuers (cost $2,131,311,765)	$2,225,556,237
Fidelity Central Funds (cost $111,287,585)	111,287,968

Total Investment in Securities (cost $2,242,599,350)		$2,336,844,205
Foreign currency held at value (cost $8,230,719)		7,318,887
Receivable for investments sold		6,646,965
Receivable for fund shares sold		14,380
Dividends receivable		6,473,648
Interest receivable		2,987
Distributions receivable from Fidelity Central Funds		262,668
Other receivables		138,758
Total assets		2,357,702,498
Liabilities
Payable to custodian bank	$1,170,730
Payable for investments purchased	7,557,966
Payable for fund shares redeemed	1,685,382
Other payables and accrued expenses	3,413,090
Collateral on securities loaned	66,665,150
Total Liabilities		80,492,318
Net Assets		$2,277,210,180
Net Assets consist of:
Paid in capital		$2,344,048,251
Total accumulated earnings (loss)		(66,838,071)
Net Assets		$2,277,210,180
Net Asset Value , offering price and redemption price per share ($2,277,210,180 ÷ 11,822,758 shares)		$192.61

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$20,451,700
Non-Cash dividends		5,151,599
Interest		35,291
Income from Fidelity Central Funds (including $160,579 from security lending)		968,025
Income before foreign taxes withheld		$26,606,615
Less foreign taxes withheld		(2,783,841)
Total Income		23,822,774
Expenses
Custodian fees and expenses	$183,721
Independent trustees' fees and expenses	3,533
Interest	5,814
Total Expenses		193,068
Net Investment income (loss)		23,629,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $972,609)	(70,744,442)
Foreign currency transactions	68,840
Futures contracts	1,900,291
Total net realized gain (loss)		(68,775,311)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $109,895)	317,065,894
Assets and liabilities in foreign currencies	(263,603)
Total change in net unrealized appreciation (depreciation)		316,802,291
Net gain (loss)		248,026,980
Net increase (decrease) in net assets resulting from operations		$271,656,686
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,629,706	$50,153,926
Net realized gain (loss)	(68,775,311)	(70,415,223)
Change in net unrealized appreciation (depreciation)	316,802,291	(732,341,671)
Net increase (decrease) in net assets resulting from operations	271,656,686	(752,602,968)
Distributions to shareholders	(28,227,343)	(175,351,726)
Affiliated share transactions
Proceeds from sales of shares	432,839,775	889,582,434
Reinvestment of distributions	28,227,343	175,351,726
Cost of shares redeemed	(199,350,257)	(267,629,838)
Net increase (decrease) in net assets resulting from share transactions	261,716,861	797,304,322
Total increase (decrease) in net assets	505,146,204	(130,650,372)

Net Assets
Beginning of period	1,772,063,976	1,902,714,348
End of period	$2,277,210,180	$1,772,063,976

Other Information
Shares
Sold	2,270,756	4,216,200
Issued in reinvestment of distributions	149,974	743,918
Redeemed	(1,118,570)	(1,290,658)
Net increase (decrease)	1,302,160	3,669,460

Financial Highlights
Fidelity® Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$168.44	$277.72	$237.14	$210.61	$220.61	$246.26
Income from Investment Operations
Net investment income (loss) A,B	2.26	5.84	5.06	3.85	7.79 C	5.11
Net realized and unrealized gain (loss)	24.71	(90.17)	40.55	28.57	1.52	(14.13)
Total from investment operations	26.97	(84.33)	45.61	32.42	9.31	(9.02)
Distributions from net investment income	(2.80)	(6.45)	(5.03)	(5.52)	(4.54)	(4.95)
Distributions from net realized gain	-	(18.50)	-	(.37)	(14.76)	(11.68)
Total distributions	(2.80)	(24.95)	(5.03)	(5.89)	(19.31) D	(16.63)
Net asset value, end of period	$192.61	$168.44	$277.72	$237.14	$210.61	$220.61
Total Return E,F	16.05%	(32.96)%	19.17%	15.71%	5.22%	(4.20)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.02% I	.02%	.03%	.05%	.06%	.07%
Expenses net of fee waivers, if any	.02% I	.02%	.03%	.05%	.06%	.07%
Expenses net of all reductions	.02% I	.02%	.03%	.05%	.06%	.07%
Net investment income (loss)	2.44% I	2.68%	1.74%	1.76%	3.73% C	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,277,210	$1,772,064	$1,902,714	$1,986,807	$1,779,865	$663,813
Portfolio turnover rate J	48% I	58%	68%	50%	60%	65%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $2.72 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.43%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$372,656,474
Gross unrealized depreciation	(320,245,122)
Net unrealized appreciation (depreciation)	$52,411,352
Tax cost	$2,284,432,853

The Fund elected to defer to its next fiscal year approximately $58,826,413 of capital losses recognized during the period November 1, 2021 to September 30, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Equity Central Fund	691,544,411	454,321,148

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions.   A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Equity Central Fund	$5,411

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Equity Central Fund	Borrower	$ 25,746,500	4.07%	$ 5,814

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Equity Central Fund	6,415,515	11,197,541	(1,816,020)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Equity Central Fund	$ 17,174	$ 210	$-

8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® Emerging Markets Equity Central Fund	.0199%
Actual		$ 1,000	$ 1,160.50	$ .11
Hypothetical- B		$ 1,000	$ 1,024.83	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.876936.114
EMQ-SANN-0523
Fidelity® Real Estate Equity Central Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	14.1
Equinix, Inc.	10.3
CubeSmart	7.1
Mid-America Apartment Communities, Inc.	5.4
Ventas, Inc.	5.0
Essex Property Trust, Inc.	4.1
Welltower, Inc.	3.9
Equity Lifestyle Properties, Inc.	3.9
Invitation Homes, Inc.	3.7
Alexandria Real Estate Equities, Inc.	3.6
61.1

Market Sectors (% of Fund's net assets)

REITs - Warehouse/Industrial	18.6
REITs - Diversified	18.5
REITs - Apartments	16.3
REITs - Storage	10.4
REITs - Health Care	10.3

Asset Allocation (% of Fund's net assets)

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
Commercial Services & Supplies - 0.7%
REITs - Diversified - 0.7%
The GEO Group, Inc. (a)(b)	898,100	7,086,009
Equity Real Estate Investment Trusts (REITs) - 96.9%
REITs - Apartments - 16.3%
Essex Property Trust, Inc.	190,219	39,782,402
Invitation Homes, Inc.	1,136,704	35,499,266
Mid-America Apartment Communities, Inc.	343,100	51,821,824
UDR, Inc.	725,382	29,784,185
		156,887,677
REITs - Diversified - 17.8%
Crown Castle International Corp.	99,400	13,303,696
Digital Realty Trust, Inc.	93,700	9,211,647
Equinix, Inc.	138,238	99,675,128
Lamar Advertising Co. Class A	275,300	27,499,717
Outfront Media, Inc.	151,400	2,457,222
VICI Properties, Inc.	591,531	19,295,741
		171,443,151
REITs - Health Care - 10.3%
CareTrust (REIT), Inc.	675,400	13,224,332
Ventas, Inc.	1,116,094	48,382,675
Welltower, Inc.	522,666	37,469,926
		99,076,933
REITs - Hotels - 4.2%
Host Hotels & Resorts, Inc.	610,600	10,068,794
Ryman Hospitality Properties, Inc.	344,700	30,929,931
		40,998,725
REITs - Management/Investment - 1.1%
LXP Industrial Trust (REIT)	1,055,637	10,883,617
REITs - Manufactured Homes - 3.9%
Equity Lifestyle Properties, Inc.	557,400	37,418,262
REITs - Office Property - 3.6%
Alexandria Real Estate Equities, Inc.	275,180	34,559,856
REITs - Shopping Centers - 5.0%
SITE Centers Corp.	2,033,900	24,976,292
Urban Edge Properties (b)	1,555,700	23,428,842
		48,405,134
REITs - Single Tenant - 5.7%
Four Corners Property Trust, Inc.	1,064,900	28,603,214
Spirit Realty Capital, Inc.	654,300	26,067,312
		54,670,526
REITs - Storage - 10.4%
CubeSmart	1,487,019	68,730,018
Public Storage	103,800	31,362,132
		100,092,150
REITs - Warehouse/Industrial - 18.6%
EastGroup Properties, Inc.	145,700	24,087,124
Prologis (REIT), Inc.	1,089,537	135,941,530
Terreno Realty Corp.	293,916	18,986,974
		179,015,628
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		933,451,659
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
Cyxtera Technologies, Inc. Class A (a)(b)	1,742,327	532,107
Real Estate Management & Development - 1.1%
Real Estate Operating Companies - 0.2%
WeWork, Inc. (a)(b)	2,251,600	1,750,169
Real Estate Services - 0.9%
CBRE Group, Inc. (a)	124,000	9,028,440
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		10,778,609
TOTAL COMMON STOCKS (Cost $891,853,849)		951,848,384

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c)	4,548,301	4,549,211
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	2,597,559	2,597,819
TOTAL MONEY MARKET FUNDS (Cost $7,147,030)		7,147,030

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $899,000,879)	958,995,414
NET OTHER ASSETS (LIABILITIES) - 0.4%	4,177,082
NET ASSETS - 100.0%	963,172,496

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	11,883,685	152,522,765	159,857,239	214,176	-	-	4,549,211	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	21,869,667	44,260,297	63,532,145	97,951	-	-	2,597,819	0.0%
Total	33,753,352	196,783,062	223,389,384	312,127	-	-	7,147,030

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	951,848,384	951,848,384	-	-

Money Market Funds	7,147,030	7,147,030	-	-
Total Investments in Securities:	958,995,414	958,995,414	-	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,056,885) - See accompanying schedule:
Unaffiliated issuers (cost $891,853,849)	$951,848,384
Fidelity Central Funds (cost $7,147,030)	7,147,030

Total Investment in Securities (cost $899,000,879)		$958,995,414
Receivable for investments sold		580,559
Receivable for fund shares sold		32,692,879
Dividends receivable		4,357,026
Distributions receivable from Fidelity Central Funds		33,229
Total assets		996,659,107
Liabilities
Payable for investments purchased	$30,746,788
Payable for fund shares redeemed	135,770
Other payables and accrued expenses	6,234
Collateral on securities loaned	2,597,819
Total Liabilities		33,486,611
Net Assets		$963,172,496
Net Assets consist of:
Paid in capital		$967,472,667
Total accumulated earnings (loss)		(4,300,171)
Net Assets		$963,172,496
Net Asset Value , offering price and redemption price per share ($963,172,496 ÷ 7,989,940 shares)		$120.55

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$17,134,855
Income from Fidelity Central Funds (including $97,951 from security lending)		312,127
Total Income		17,446,982
Expenses
Custodian fees and expenses	$6,912
Independent trustees' fees and expenses	1,889
Interest	13,648
Total Expenses		22,449
Net Investment income (loss)		17,424,533
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,882,071)
Total net realized gain (loss)		(15,882,071)
Change in net unrealized appreciation (depreciation) on investment securities		97,428,467
Net gain (loss)		81,546,396
Net increase (decrease) in net assets resulting from operations		$98,970,929
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,424,533	$36,019,368
Net realized gain (loss)	(15,882,071)	37,104,328
Change in net unrealized appreciation (depreciation)	97,428,467	(330,048,765)
Net increase (decrease) in net assets resulting from operations	98,970,929	(256,925,069)
Distributions to shareholders	(13,602,977)	(31,677,620)
Affiliated share transactions
Proceeds from sales of shares	57,130,832	388,385,226
Reinvestment of distributions	13,602,977	31,677,620
Cost of shares redeemed	(166,383,825)	(790,606,931)
Net increase (decrease) in net assets resulting from share transactions	(95,650,016)	(370,544,085)
Total increase (decrease) in net assets	(10,282,064)	(659,146,774)

Net Assets
Beginning of period	973,454,560	1,632,601,334
End of period	$963,172,496	$973,454,560

Other Information
Shares
Sold	483,578	2,712,126
Issued in reinvestment of distributions	114,832	225,421
Redeemed	(1,366,320)	(5,758,378)
Net increase (decrease)	(767,910)	(2,820,831)

Financial Highlights
Fidelity® Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$111.15	$141.00	$108.09	$124.43	$109.73	$112.82
Income from Investment Operations
Net investment income (loss) A,B	2.07	3.36	3.33	3.43	3.92	3.84
Net realized and unrealized gain (loss)	8.87	(30.20)	32.42	(16.47)	15.85	.13
Total from investment operations	10.94	(26.84)	35.75	(13.04)	19.77	3.97
Distributions from net investment income	(1.54)	(3.01)	(2.84)	(3.30)	(3.16)	(3.16) C
Distributions from net realized gain	-	-	-	-	(1.91)	(3.90) C
Total distributions	(1.54)	(3.01)	(2.84)	(3.30)	(5.07)	(7.06)
Net asset value, end of period	$120.55	$111.15	$141.00	$108.09	$124.43	$109.73
Total Return D,E	9.87%	(19.44)%	33.38%	(10.48)%	18.98%	3.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% I	-% I	-% I	.01%	.01%
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	-% I	.01%	.01%
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	.01%	.01%
Net investment income (loss)	3.50% H	2.36%	2.54%	3.05%	3.44%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$963,172	$973,455	$1,632,601	$700,071	$453,902	$126,704
Portfolio turnover rate J	37% H	56%	28%	84% K	37%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Fidelity Real Estate Equity Central Fund (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A

Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$125,688,570
Gross unrealized depreciation	(71,868,507)
Net unrealized appreciation (depreciation)	$53,820,063
Tax cost	$905,175,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(50,307,423)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Equity Central Fund	184,622,182	274,017,842
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Equity Central Fund	$4,451

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Real Estate Equity Central Fund	Borrower	$ 21,526,400	4.57%	$13,648

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Equity Central Fund	16,394,360	15,150,028	(2,904,050)
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Equity Central Fund	$10,580	$301	$9,712

8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® Real Estate Equity Central Fund	0.0045%
Actual		$ 1,000	$ 1,098.70	$ .02
Hypothetical- B		$ 1,000	$ 1,024.91	$ .02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.831586.116
ESCIP-SANN-0523
Fidelity® Floating Rate Central Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Bass Pro Group LLC	3.0
Asurion LLC	2.1
Intelsat Jackson Holdings SA	1.1
ABG Intermediate Holdings 2 LLC	0.9
Caesars Entertainment, Inc.	0.9
Fertitta Entertainment LLC NV	0.9
TransDigm, Inc.	0.9
HUB International Ltd.	0.9
Acrisure LLC	0.8
Athenahealth Group, Inc	0.8
12.3

Market Sectors (% of Fund's net assets)

Technology	15.0
Services	9.7
Telecommunications	6.0
Insurance	5.1
Healthcare	4.9

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 85.6%
	Principal Amount (a)	Value ($)
Aerospace - 0.8%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.5903% 3/19/26 (b)(c)(d)	1,728,293	1,590,030
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.83% 12/31/27 (b)(c)(d)	1,986,013	1,976,500
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 8/24/28 (b)(c)(d)	7,460,163	7,432,188
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 2/14/27 (b)(c)(d)	4,627,955	4,617,449
TOTAL AEROSPACE		15,616,167
Air Transportation - 1.7%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5577% 4/20/28 (b)(c)(d)	4,975,000	5,044,799
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (b)(c)(d)	2,482,500	2,472,421
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/8/26 (b)(c)(d)	1,333,260	1,300,169
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/4/26 (b)(c)(d)	716,806	699,015
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5903% 11/23/28 (b)(c)(d)(e)	4,776,000	4,599,766
2LN, term loan 3 month U.S. LIBOR + 8.000% 12.6349% 11/23/29 (b)(c)(d)(e)	900,000	866,700
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.2126% 7/2/27 (b)(c)(d)	4,743,000	4,915,550
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1273% 2/9/30 (b)(c)(d)	1,020,000	956,566
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (b)(c)(d)	4,369,750	4,522,167
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.826% 3/24/28 (b)(c)(d)(e)	1,485,000	1,433,025
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (b)(c)(d)	5,859,527	5,808,256
TOTAL AIR TRANSPORTATION		32,618,434
Automotive & Auto Parts - 1.4%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.657% 3/5/28 (b)(c)(d)	3,040,557	2,640,207
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 4/30/26 (b)(c)(d)	3,562,298	3,535,581
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.22% 6/3/28 (b)(c)(d)	6,491,383	5,967,204
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7614% 11/17/28 (b)(c)(d)	1,232,550	1,206,358
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0636% 11/2/27 (b)(c)(d)	2,477,364	2,451,054
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 12/17/28 (b)(c)(d)	3,100,650	2,599,523
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5903% 1/26/29 (b)(c)(d)	3,138,300	2,217,742
Rough Country LLC:
2LN, term loan 3 month U.S. LIBOR + 6.500% 11.3403% 7/28/29 (b)(c)(d)	1,585,000	1,413,297
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 7/28/28 (b)(c)(d)	851,520	791,914
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 1/29/28 (b)(c)(d)	3,398,573	3,009,266
TOTAL AUTOMOTIVE & AUTO PARTS		25,832,146
Banks & Thrifts - 0.7%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.4215% 2/27/28 (b)(c)(d)	4,783,006	4,732,211
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 4/9/27 (b)(c)(d)	2,059,275	1,990,639
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.657% 2/18/29 (b)(c)(d)	757,759	614,543
Novae LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.6963% 12/22/28 (b)(c)(d)	3,103,650	2,658,804
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 12/1/28 (b)(c)(d)	784,963	779,664
Walker & Dunlop, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.157% 12/16/28 (b)(c)(d)	1,792,313	1,751,985
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.907% 12/16/28 (b)(c)(d)	660,000	650,100
TOTAL BANKS & THRIFTS		13,177,946
Broadcasting - 1.6%
AppLovin Corp.:
Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.5928% 10/25/28 (b)(c)(d)	1,370,578	1,361,436
Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.157% 8/15/25 (b)(c)(d)	2,299,256	2,289,668
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (b)(c)(d)	2,355,262	2,204,384
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	19,325,070	1,030,606
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7652% 12/1/28 (b)(c)(d)	6,137,935	5,524,142
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.662% 12/1/28 (b)(c)(d)	2,646,400	2,568,675
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 9/19/26 (b)(c)(d)	3,120,340	3,109,419
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.35% 9/30/26 (b)(c)(d)	841,280	769,771
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1591% 8/14/26 (b)(c)(d)	2,155,852	2,149,126
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8849% 3/24/26 (b)(c)(d)	4,786,553	4,755,967
1 month U.S. LIBOR + 3.250% 8.0903% 1/31/29 (b)(c)(d)	4,304,973	4,216,204
TOTAL BROADCASTING		29,979,398
Building Materials - 2.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (b)(c)(d)	6,251,120	4,944,886
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 4.8403% 10/1/26 (b)(c)(d)	800,851	799,850
1 month U.S. LIBOR + 2.750% 7.5903% 1/3/29 (b)(c)(d)	3,310,674	3,306,536
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 5/19/28 (b)(c)(d)	166,209	165,032
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 12/22/28 (b)(c)(d)	2,605,954	2,453,662
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.3733% 2/25/29 (b)(c)(d)	13,661,613	12,229,603
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4676% 2/28/27 (b)(c)(d)	2,135,717	2,126,384
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 12/14/28 (b)(c)(d)	693,682	689,922
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4983% 4/29/29 (b)(c)(d)	4,502,375	4,329,799
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 4/1/29 (b)(c)(d)	3,427,566	3,401,860
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 6/4/28 (b)(c)(d)	4,075,977	3,928,222
CME TERM SOFR 3 MONTH INDEX + 3.250% 8.157% 6/2/28 (b)(c)(d)	3,093,750	2,976,961
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 7.1155% 9/22/28 (b)(c)(d)	1,559,428	1,549,292
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.7264% 2/16/28 (b)(c)(d)	1,537,634	1,509,449
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/14/28 (b)(c)(d)	2,777,700	2,682,786
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.557% 10/19/27 (b)(c)(d)	3,651,429	3,604,655
TOTAL BUILDING MATERIALS		50,698,899
Cable/Satellite TV - 1.7%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.557% 2/1/27 (b)(c)(d)	8,935,173	8,841,621
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.9344% 1/31/28 (b)(c)(d)	5,240,000	5,068,757
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6844% 10/15/29 (b)(c)(d)	1,940,000	1,909,523
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1844% 4/15/27 (b)(c)(d)	8,362,641	7,360,880
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3271% 1/18/28 (b)(c)(d)	1,653,987	1,527,457
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.8403% 8/2/27 (b)(c)(d)	396,685	380,952
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4344% 9/25/28 (b)(c)(d)	1,505,000	1,481,492
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.1844% 1/31/28 (b)(c)(d)	2,373,792	2,331,063
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1128% 3/6/31 (b)(c)(d)	2,080,000	2,048,800
TOTAL CABLE/SATELLITE TV		30,950,545
Capital Goods - 0.5%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.9215% 7/22/29 (b)(c)(d)	2,044,021	2,011,317
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5934% 12/8/29 (b)(c)(d)	2,600,000	2,590,250
CPM Holdings, Inc. 2LN, term loan 1 month U.S. LIBOR + 8.250% 12.912% 11/15/26 (b)(c)(d)	514,697	506,333
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5478% 1/24/29 (b)(c)(d)	2,634,433	2,614,675
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.5039% 4/16/25 (b)(c)(d)(e)	1,712,295	1,620,345
TOTAL CAPITAL GOODS		9,342,920
Chemicals - 3.0%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/30/28 (b)(c)(d)	5,207,670	4,687,736
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6349% 9/22/29 (b)(c)(d)(e)	930,000	785,850
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.5903% 11/24/28 (b)(c)(d)	1,575,000	1,409,625
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/24/27 (b)(c)(d)	3,963,271	3,857,570
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.926% 8/29/29 (b)(c)(d)	1,354,797	1,355,217
Bakelite U.S. Holding Ltd. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 9.0483% 5/27/29 (b)(c)(d)	2,749,225	2,611,764
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 5/7/25 (b)(c)(d)(e)	1,552,201	1,505,635
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.3403% 5/7/25 (b)(c)(d)	1,634,054	1,614,315
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (b)(c)(d)	4,389,000	4,149,448
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 5/27/28 (b)(c)(d)	2,895,220	2,569,508
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 7/3/28 (b)(c)(d)	2,225,645	2,057,007
Hexion Holdings Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4536% 3/15/29 (b)(c)(d)	5,945,025	5,302,249
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2967% 2/9/30 (b)(c)(d)	2,105,000	1,734,878
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9099% 12/29/27 (b)(c)(d)	1,634,392	1,238,869
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/10/30 (c)(d)(f)	1,450,000	1,440,416
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.657% 3/1/30 (b)(c)(d)	1,106,000	1,101,853
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 1/20/26 (b)(c)(d)	4,857,506	4,799,216
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.8063% 12/1/26 (b)(c)(d)	2,688,145	2,240,112
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (b)(c)(d)	3,954,788	3,737,789
Starfruit U.S. Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/3/28 (c)(d)(f)	1,640,000	1,633,850
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (b)(c)(d)	1,945,456	1,927,383
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.657% 4/3/25 (b)(c)(d)	1,996,654	1,983,336
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/22/28 (b)(c)(d)	2,219,344	2,197,151
TOTAL CHEMICALS		55,940,777
Consumer Products - 2.0%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.7984% 2/7/29 (b)(c)(d)	3,161,088	2,931,909
BCPE Empire Holdings, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.8403% 6/11/26 (b)(c)(d)	692,406	679,209
CME Term SOFR 1 Month Index + 4.620% 9.532% 6/11/26 (b)(c)(d)	1,460,238	1,439,896
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 6/11/26 (b)(c)(d)	2,952,575	2,888,593
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.6349% 5/23/27 (b)(c)(d)	1,047,729	1,016,957
CME Term SOFR 1 Month Index + 3.000% 8.307% 5/23/27 (b)(c)(d)	2,842,875	2,825,107
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1254% 11/8/27 (b)(c)(d)	2,971,545	2,918,057
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 5/17/28 (b)(c)(d)	2,036,332	1,853,062
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.5748% 9/29/28 (b)(c)(d)	1,847,035	1,838,668
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 1/6/28 (b)(c)(d)	1,065,341	982,777
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 12/21/25 (b)(c)(d)	2,676,617	2,585,157
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7034% 12/22/26 (b)(c)(d)	3,385,323	3,246,152
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.39% 9/24/28 (b)(c)(d)	2,727,993	2,541,126
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.0918% 3/4/28 (b)(c)(d)	945,305	927,580
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.4534% 10/20/28 (b)(c)(d)	1,472,569	1,088,258
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.125% 8/5/28 (b)(c)(d)	3,358,211	3,173,510
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0753% 6/29/28 (b)(c)(d)	1,684,588	1,327,961
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5293% 12/21/27 (b)(c)(d)	2,206,600	2,107,303
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0035% 12/21/28 (b)(c)(d)	605,000	520,300
TOTAL CONSUMER PRODUCTS		36,891,582
Containers - 1.9%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 3/3/28 (b)(c)(d)	3,986,899	3,886,509
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.95% 3/11/28 (b)(c)(d)	578,202	560,133
1 month U.S. LIBOR + 3.750% 8.4232% 3/11/28 (b)(c)(d)	4,384,996	4,310,626
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5097% 7/1/26 (b)(c)(d)	2,746,952	2,734,947
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.657% 12/21/26 (b)(c)(d)	1,212,500	1,210,233
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6715% 12/1/27 (b)(c)(d)	2,842,863	2,802,892
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 8/4/27 (b)(c)(d)	3,447,658	3,411,044
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1293% 2/9/26 (b)(c)(d)	2,126,600	1,949,390
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.5903% 8/1/26 (b)(c)(d)	492,500	478,035
3 month U.S. LIBOR + 4.000% 8.6715% 7/31/26 (b)(c)(d)	2,166,842	2,109,420
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4345% 11/18/25 (b)(c)(d)	1,480,898	1,443,876
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.657% 1/30/27 (b)(c)(d)	3,712,738	3,680,252
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8849% 2/5/26 (b)(c)(d)	1,878,830	1,869,135
1 month U.S. LIBOR + 3.250% 8.0903% 9/24/28 (b)(c)(d)	2,102,776	2,070,646
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/12/28 (b)(c)(d)	3,053,807	3,034,720
TOTAL CONTAINERS		35,551,858
Diversified Financial Services - 2.4%
ACNR Holdings, Inc. term loan 20.8219% 9/16/25 (b)(d)(e)	223,071	224,187
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.6087% 2/4/28 (b)(c)(d)	2,942,145	2,928,346
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3061% 3/1/25 (b)(c)(d)	1,939,880	1,857,920
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.3061% 10/15/26 (b)(c)(d)	2,968,627	2,874,254
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.3983% 10/31/26 (b)(c)(d)	1,975,215	1,954,969
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 1/27/27 (b)(c)(d)	1,773,000	1,734,224
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4091% 7/12/28 (b)(c)(d)	1,174,689	1,158,831
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 6/27/25 (b)(c)(d)	1,562,530	1,561,233
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.307% 6/24/28 (b)(c)(d)	2,165,339	2,128,226
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 6/30/28 (b)(c)(d)	2,208,900	2,183,741
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 9/24/27 (b)(c)(d)	2,243,477	2,097,651
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0797% 3/1/25 (b)(c)(d)	4,190,247	4,179,772
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8153% 4/21/28 (b)(c)(d)	2,618,742	2,468,165
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.0903% 11/5/29 (b)(c)(d)	2,500,000	2,187,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/8/26 (b)(c)(d)	2,954,198	2,665,101
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 11/16/26 (b)(c)(d)	2,177,101	2,158,443
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 12/1/28 (b)(c)(d)	2,784,685	2,759,150
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.57% 4/29/26 (b)(c)(d)	2,271,969	2,257,406
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.1576% 2/9/27 (b)(c)(d)	3,315,482	3,216,017
CME Term SOFR 1 Month Index + 5.500% 10.1595% 2/15/27 (b)(c)(d)	1,500,000	1,462,500
TOTAL DIVERSIFIED FINANCIAL SERVICES		44,057,636
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2884% 10/28/27 (b)(c)(d)	3,162,967	2,704,337
Allen Media LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.5483% 2/10/27 (b)(c)(d)	8,880,793	7,681,886
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 12/17/26 (b)(c)(d)	5,510,075	4,854,376
TOTAL DIVERSIFIED MEDIA		15,240,599
Energy - 2.5%
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.758% 11/14/26 (b)(c)(d)	1,558,817	1,523,744
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.1721% 10/14/27 (b)(c)(d)	5,301,403	5,188,748
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 3/17/28 (b)(c)(d)	624,835	609,214
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.6591% 6/4/28 (b)(c)(d)	8,939,961	8,860,663
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 11/19/29 (b)(c)(d)	3,685,763	3,585,547
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.0903% 3/10/26 (b)(c)(d)	1,322,261	1,261,107
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (b)(c)(d)	1,120,077	1,068,274
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (b)(c)(d)	3,114,547	3,067,829
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 9/29/28 (b)(c)(d)	5,300,744	5,260,988
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 7/18/25 (b)(c)(d)	3,436,443	3,414,965
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.375% 11/14/25 (b)(c)(d)	3,000,167	2,955,164
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2405% 2/14/30 (b)(c)(d)	1,250,000	1,225,000
RelaDyne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7765% 12/23/28 (b)(c)(d)	3,875,000	3,744,219
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 1/23/27 (b)(c)(d)	1,939,286	1,925,342
WaterBridge Operating LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.750% 10.5677% 6/21/26 (b)(c)(d)	910,424	893,208
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.6715% 3/25/28 (b)(c)(d)	3,173,277	2,999,254
TOTAL ENERGY		47,583,266
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.3403% 9/1/27 (b)(c)(d)	1,062,137	1,032,047
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.3403% 9/1/27 (b)(c)(d)	2,180,000	2,118,241
TOTAL ENTERTAINMENT/FILM		3,150,288
Environmental - 0.7%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.8403% 10/8/28 (b)(c)(d)	1,965,075	1,971,462
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1176% 11/30/28 (b)(c)(d)	2,991,418	2,975,204
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.307% 11/30/28 (b)(c)(d)	226,340	225,113
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (b)(c)(d)	3,736,162	3,549,354
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.947% 4/14/29 (b)(c)(d)	2,266,996	2,208,439
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/17/28 (b)(c)(d)	154,670	149,256
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.125% 4/1/28 (b)(c)(d)	1,188,825	1,180,896
TOTAL ENVIRONMENTAL		12,259,724
Food & Drug Retail - 0.5%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.5903% 10/1/25 (b)(c)(d)	1,250,950	1,104,489
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.7483% 8/1/29 (b)(c)(d)	2,323,325	2,291,379
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4091% 1/29/27 (b)(c)(d)	2,471,952	2,433,439
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.3253% 11/20/25 (b)(c)(d)	5,522,289	3,202,928
PetIQ, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9586% 4/13/28 (b)(c)(d)(e)	0	0
TOTAL FOOD & DRUG RETAIL		9,032,235
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3849% 10/1/26 (b)(c)(d)	410,000	260,059
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 10/1/25 (b)(c)(d)	1,545,760	1,356,157
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.2483% 1/24/29 (b)(c)(d)	4,084,075	3,581,489
2LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.9983% 1/24/30 (b)(c)(d)	2,185,000	1,629,639
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.4215% 10/23/27 (b)(c)(d)	3,252,086	3,219,565
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1092% 5/16/29 (b)(c)(d)	5,967,163	5,798,113
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 9/23/27 (b)(c)(d)	2,490,364	2,428,105
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/31/28 (b)(c)(d)	7,019,417	6,273,604
U.S. Foods, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6349% 9/13/26 (b)(c)(d)	2,382,657	2,368,504
TOTAL FOOD/BEVERAGE/TOBACCO		26,915,235
Gaming - 3.6%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9586% 10/1/28 (b)(c)(d)	3,520,746	3,354,180
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 1/26/30 (b)(c)(d)	15,370,000	15,271,786
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.807% 1/27/29 (b)(c)(d)	16,887,887	16,598,091
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4099% 7/4/28 (b)(c)(d)	1,353,200	1,351,441
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.86% 10/20/24 (b)(c)(d)	7,078,403	7,060,707
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (b)(c)(d)	558,600	558,952
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (b)(c)(d)	2,932,651	2,922,387
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 4/26/28 (b)(c)(d)	1,785,157	1,723,426
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 5/29/26 (b)(c)(d)	2,284,152	2,279,721
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9603% 4/14/29 (b)(c)(d)	3,565,525	3,532,829
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (b)(c)(d)	3,570,791	3,514,444
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4091% 7/21/26 (b)(c)(d)	4,325,511	4,317,422
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.1% 2/7/27 (b)(c)(d)	5,375,926	5,324,586
TOTAL GAMING		67,809,972
Healthcare - 4.8%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.2983% 2/15/29 (b)(c)(d)	2,054,475	1,496,089
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/24/28 (b)(c)(d)	3,222,104	3,157,662
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 11/6/27 (b)(c)(d)	3,171,587	3,165,149
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.250% 10.097% 2/12/28 (b)(c)(d)	1,995,000	1,901,494
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (b)(c)(d)	3,641,093	3,434,024
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.412% 8/1/27 (b)(c)(d)	4,272,009	4,172,855
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 11/1/28 (b)(c)(d)	1,714,839	1,687,282
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (b)(c)(d)	1,746,325	1,717,948
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (b)(c)(d)	13,181,525	12,555,402
HAH Group Holding Co. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.91% 10/29/27 (b)(c)(d)	773,892	750,675
Tranche DD 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.91% 10/29/27 (b)(c)(d)	97,925	94,987
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5625% 3/15/28 (b)(c)(d)	1,815,145	1,810,607
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5483% 1/6/29 (b)(c)(d)	2,371,599	2,337,519
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1715% 5/4/28 (b)(c)(d)	5,565,414	5,549,775
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/5/28 (b)(c)(d)	5,708,857	5,681,512
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.633% 10/19/27 (b)(c)(d)	2,515,277	2,499,556
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 8/31/26 (b)(c)(d)	3,417,129	2,987,425
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.0903% 8/30/27 (b)(c)(d)	1,310,000	998,220
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 10/23/28 (b)(c)(d)	2,264,594	2,205,511
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4744% 3/2/28 (b)(c)(d)	1,738,616	1,319,418
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (b)(c)(d)	5,514,714	5,505,504
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 11/30/27 (b)(c)(d)	3,041,952	2,967,546
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5903% 3/31/27 (b)(c)(d)	3,777,574	3,303,261
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 11/15/28 (b)(c)(d)	7,386,127	7,291,954
Pluto Acquisition I, Inc. term loan 6 month U.S. LIBOR + 4.000% 8.9534% 6/20/26 (b)(c)(d)	2,827,635	1,988,760
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 2.250% 7.6599% 7/3/28 (b)(c)(d)	2,186,016	2,178,737
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.46% 8/31/26 (b)(c)(d)	485,865	482,332
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.162% 10/1/29 (b)(c)(d)(e)	775,000	709,125
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.912% 10/1/28 (b)(c)(d)	3,597,208	3,462,313
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 9.8849% 12/15/27 (b)(c)(d)	2,142,826	2,007,828
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4099% 11/20/26 (b)(c)(d)	1,207,231	946,675
TOTAL HEALTHCARE		90,367,145
Homebuilders/Real Estate - 0.9%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(e)	4,158,602	3,950,672
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.5903% 8/21/25 (b)(c)(d)	1,119,790	1,089,836
CME Term SOFR 1 Month Index + 3.250% 8.157% 1/24/30 (b)(c)(d)	3,935,166	3,787,597
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.907% 1/27/29 (b)(c)(d)	3,204,388	3,150,586
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.557% 1/30/27 (b)(c)(d)	1,648,804	1,408,079
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.557% 1/30/27 (b)(c)(d)	93,251	79,636
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.907% 9/1/27 (b)(c)(d)	3,008,336	2,997,055
TOTAL HOMEBUILDERS/REAL ESTATE		16,463,461
Hotels - 2.4%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.6591% 4/30/28 (b)(c)(d)	1,010,617	855,780
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.719% 9/9/26 (b)(c)(d)	2,520,373	2,495,170
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 7.8403% 6/30/25 (b)(c)(d)	1,000,141	984,889
6 month U.S. LIBOR + 3.250% 8.0903% 10/18/28 (b)(c)(d)	7,161,825	6,985,000
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 11/30/29 (b)(c)(d)	5,432,366	5,426,336
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 8/2/28 (b)(c)(d)	10,414,255	10,398,634
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 1.750% 6.6424% 6/21/26 (b)(c)(d)	2,792,849	2,788,185
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 8/31/25 (b)(c)(d)	3,381,280	3,360,147
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.27% 6/23/26 (b)(c)(d)	2,043,600	1,750,691
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9934% 1/5/29 (b)(c)(d)	2,693,250	2,673,886
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 6.750% 11.4799% 5/30/26 (b)(c)(d)	4,005,652	2,263,193
3 month U.S. LIBOR + 8.750% 13.4799% 2/28/25 (b)(c)(d)	2,378,591	2,433,608
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 6.5903% 5/30/25 (b)(c)(d)	2,687,597	2,684,238
TOTAL HOTELS		45,099,757
Insurance - 5.1%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 2/13/27 (b)(c)(d)	8,340,222	8,055,237
1 month U.S. LIBOR + 4.250% 9.0903% 2/15/27 (b)(c)(d)	2,547,750	2,489,636
CME Term SOFR 1 Month Index + 5.750% 10.4473% 2/15/27 (b)(c)(d)	4,713,188	4,666,056
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 2/15/27 (b)(c)(d)	827,400	806,715
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2793% 11/12/27 (b)(c)(d)	2,156,528	2,128,752
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.347% 11/5/27 (b)(c)(d)	3,246,066	3,203,640
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.0903% 2/19/28 (b)(c)(d)	4,701,017	4,638,494
CME Term SOFR 1 Month Index + 2.750% 7.657% 2/19/28 (b)(c)(d)	1,296,750	1,288,645
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9905% 2/28/28 (b)(c)(d)	2,000,000	1,914,500
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 2/13/27 (b)(c)(d)	3,523,357	3,484,600
1 month U.S. LIBOR + 3.500% 8.3403% 2/13/27 (b)(c)(d)	191,588	189,013
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 8/19/28 (b)(c)(d)	5,426,527	5,017,856
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0903% 1/31/28 (b)(c)(d)	11,475,000	9,512,775
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0903% 1/20/29 (b)(c)(d)	19,820,000	16,292,040
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 12/23/26 (b)(c)(d)	2,717,093	2,514,289
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 7/31/27 (b)(c)(d)	4,945,950	4,525,544
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0577% 4/25/25 (b)(c)(d)	9,419,659	9,387,726
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.8177% 4/25/25 (b)(c)(d)	6,858,074	6,829,750
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4091% 12/2/26 (b)(c)(d)	2,837,285	2,830,192
CME Term SOFR 1 Month Index + 3.750% 8.6483% 11/22/29 (b)(c)(d)	5,018,686	4,994,496
TOTAL INSURANCE		94,769,956
Leisure - 2.7%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/17/28 (b)(c)(d)	3,325,403	3,308,776
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 11/24/28 (b)(c)(d)	858,769	852,328
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7793% 7/21/28 (b)(c)(d)	8,110,269	7,714,893
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.8399% 9/9/23 (b)(c)(d)	4,414,512	4,466,162
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	5,645,675	825,002
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	2,315,581	338,005
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 1/15/30 (b)(c)(d)	5,380,000	5,382,260
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.7299% 9/8/24 (b)(c)(d)	1,000,000	703,750
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.1591% 3/8/24 (b)(c)(d)	4,613,679	4,168,459
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.625% 8/27/28 (b)(c)(d)	1,807,475	1,792,419
Lids Holdings, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.3929% 12/14/26 (b)(c)(d)(e)	4,856,384	4,540,719
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9% 5/12/28 (b)(c)(d)	1,305,871	1,235,680
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 8/25/28 (b)(c)(d)	1,583,008	1,575,093
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.3403% 12/21/25 (b)(c)(d)	4,490,409	2,730,169
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2595% 3/9/30 (b)(c)(d)	4,980,000	4,943,447
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 12/30/26 (b)(c)(d)	6,350,028	5,151,460
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.2299% 12/30/27 (b)(c)(d)	750,000	556,875
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2299% 12/30/26 (b)(c)(d)(e)	936,000	804,960
TOTAL LEISURE		51,090,457
Metals/Mining - 0.1%
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/17/30 (c)(d)(f)	2,025,000	1,965,931
Paper - 0.7%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/4/28 (b)(c)(d)	1,526,448	1,485,433
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.082% 4/13/29 (b)(c)(d)	11,462,402	11,178,708
TOTAL PAPER		12,664,141
Publishing/Printing - 0.5%
Harland Clarke Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.6715% 6/16/26 (b)(c)(d)	2,945,221	2,435,934
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 9.5903% 11/3/23 (b)(c)(d)	463,874	446,915
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.3746% 3/13/25 (b)(c)(d)	2,368,038	2,335,477
3 month U.S. LIBOR + 3.250% 8.0677% 3/13/25 (b)(c)(d)	1,244,016	1,216,958
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 1/28/29 (b)(c)(d)	1,378,519	1,342,333
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.3403% 7/2/29 (b)(c)(d)	590,000	531,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 7/8/28 (b)(c)(d)	1,337,963	1,287,455
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.6715% 1/7/28 (b)(c)(d)	0	0
TOTAL PUBLISHING/PRINTING		9,596,072
Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4514% 4/6/28 (b)(c)(d)	3,532,217	3,402,690
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 11/23/28 (b)(c)(d)	485,088	469,148
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.8512% 11/23/29 (b)(c)(d)(e)	2,095,000	2,084,525
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	1,473,660	1,408,141
CME TERM SOFR 3 MONTH INDEX + 4.000% 8.9983% 7/21/28 (b)(c)(d)	1,310,482	1,278,545
Tranche C 1LN, term loan:
3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	551,121	526,618
CME TERM SOFR 3 MONTH INDEX + 4.000% 8.9983% 7/21/28 (b)(c)(d)	91,234	89,010
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.9983% 12/30/26 (b)(c)(d)	2,428,615	2,409,138
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1599% 7/22/28 (b)(c)(d)	2,614,201	2,526,782
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.7299% 7/22/29 (b)(c)(d)	1,295,000	1,074,850
TOTAL RAILROAD		15,269,447
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 11/19/26 (b)(c)(d)	2,891,533	2,860,218
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9375% 6/29/29 (b)(c)(d)	2,820,825	2,816,114
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 11/22/28 (b)(c)(d)	708,394	686,434
KFC Holding Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5114% 3/15/28 (b)(c)(d)	661,345	656,663
Pacific Bells LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.6599% 10/20/28 (b)(c)(d)	2,064,144	1,981,579
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.3403% 3/1/26 (b)(c)(d)	2,482,597	2,234,338
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 8/3/28 (b)(c)(d)	5,694,430	5,626,439
TOTAL RESTAURANTS		16,861,785
Services - 9.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.907% 12/20/29 (b)(c)(d)	2,355,000	2,166,600
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 12/21/28 (b)(c)(d)	7,418,863	7,295,190
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (b)(c)(d)	5,693,333	5,619,320
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/21/28 (b)(c)(d)(g)	1,866,667	1,842,400
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 8/12/28 (b)(c)(d)	1,386,810	1,384,647
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/7/28 (b)(c)(d)	1,100,969	1,092,712
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9534% 11/16/28 (b)(c)(d)	2,468,750	2,450,234
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4534% 11/16/28 (b)(c)(d)	2,415,550	2,380,839
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.657% 5/14/28 (b)(c)(d)	7,401,963	7,017,357
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2545% 7/9/28 (b)(c)(d)	3,335,732	3,314,284
Aramark Services, Inc. Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 3/11/25 (b)(c)(d)	4,726,300	4,708,576
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.657% 12/10/29 (b)(c)(d)	2,705,000	2,321,783
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 12/10/28 (b)(c)(d)	7,297,475	6,722,799
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.907% 8/19/28 (b)(c)(d)	2,044,733	1,882,442
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 3/16/29 (b)(c)(d)	1,163,250	1,159,621
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.07% 6/21/24 (b)(c)(d)	8,159,156	7,589,729
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 2/7/26 (b)(c)(d)	3,973,694	3,963,760
CME Term SOFR 1 Month Index + 3.750% 8.557% 12/30/28 (b)(c)(d)	2,399,625	2,388,635
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 9/30/28 (b)(c)(d)	964,092	953,699
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9215% 2/2/28 (b)(c)(d)	1,497,475	1,492,803
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.375% 6/2/28 (b)(c)(d)	8,135,788	6,918,349
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 8/16/28 (b)(c)(d)	2,394,663	2,336,592
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4969% 7/19/28 (b)(c)(d)	6,094,532	5,068,639
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.526% 8/1/26 (b)(c)(d)	2,623,449	2,619,514
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 10/21/28 (b)(c)(d)	3,699,672	3,639,553
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.6349% 3/29/25 (b)(c)(d)	207,013	206,204
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (b)(c)(d)	2,340,000	1,869,871
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (b)(c)(d)	6,417,548	5,983,786
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/3/28 (b)(c)(d)	828,825	816,393
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 9.5625% 3/10/26 (b)(c)(d)	3,146,789	3,040,585
CME TERM SOFR 3 MONTH INDEX + 4.750% 9.6971% 3/10/26 (b)(c)(d)	1,755,000	1,695,769
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.557% 4/29/29 (b)(c)(d)	2,390,481	2,109,600
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 10.0828% 6/30/28 (b)(c)(d)	1,856,725	1,787,098
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 9.9534% 7/30/26 (b)(c)(d)	3,732,374	3,727,708
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 12/1/27 (b)(c)(d)	1,496,893	1,472,329
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/5/28 (b)(c)(d)	1,266,505	1,064,662
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 3/26/28 (b)(c)(d)	6,213,665	5,836,993
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.1715% 4/21/27 (b)(c)(d)	1,775,813	1,551,989
KUEHG Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (b)(c)(d)	3,786,925	3,712,777
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.8403% 1/23/27 (b)(c)(d)	2,631,954	2,579,315
CME Term SOFR 1 Month Index + 4.000% 8.9061% 2/16/29 (b)(c)(d)	4,317,375	4,211,254
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 13.5903% 1/31/28 (b)(c)(d)	3,060,000	2,803,725
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (b)(c)(d)	9,050,000	8,122,375
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.907% 8/4/28 (b)(c)(d)	4,998,863	4,978,018
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6591% 3/6/25 (b)(c)(d)	2,726,438	2,300,922
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.375% 12/10/26 (b)(c)(d)	2,548,483	2,535,741
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 2/24/28 (b)(c)(d)	1,135,000	1,119,155
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/3/28 (b)(c)(d)	0	0
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.6% 8/27/28 (b)(c)(d)	1,418,188	1,399,284
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (b)(c)(d)	12,206,886	10,205,811
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/29/25 (b)(c)(d)	2,006,533	1,737,316
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.932% 3/23/27 (b)(c)(d)	1,857,383	1,878,669
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7205% 3/3/30 (b)(c)(d)	4,145,859	4,134,210
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0483% 1/21/29 (b)(c)(d)	2,115,594	2,073,282
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 11/3/29 (b)(c)(d)	1,675,625	1,670,916
TOTAL SERVICES		174,955,834
Specialty Retailing - 0.2%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.1062% 6/30/27 (b)(c)(d)	3,865,592	3,137,585
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.0177% 1/24/27 (b)(c)(d)	1,880,767	1,854,907
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.157% 6/1/28 (b)(c)(d)	1,457,601	1,415,170
TOTAL STEEL		3,270,077
Super Retail - 4.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.412% 11/6/27 (b)(c)(d)	1,797,601	1,791,993
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.0039% 7/24/28 (b)(c)(d)	2,902,794	2,252,975
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/5/28 (b)(c)(d)	56,361,002	55,551,073
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.7086% 4/1/28 (b)(c)(d)	4,629,323	3,584,439
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 3/8/30 (b)(c)(d)	1,350,000	1,343,250
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 10/19/27 (b)(c)(d)	237,345	229,453
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/18/27 (b)(c)(d)	1,207,462	1,134,073
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (b)(c)(d)	4,441,614	4,066,609
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.807% 3/3/30 (b)(c)(d)	2,581,725	2,555,908
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 10/20/28 (b)(c)(d)	2,570,549	2,399,608
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 10/20/28 (b)(c)(d)	3,915,313	3,674,286
TOTAL SUPER RETAIL		78,583,667
Technology - 14.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.5341% 3/10/27 (b)(c)(d)	2,376,489	2,325,989
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 9.0483% 2/16/28 (b)(c)(d)	2,631,771	2,534,185
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3059% 10/8/27 (b)(c)(d)	1,620,664	1,603,696
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/10/25 (b)(c)(d)	8,411,469	6,624,032
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 9/19/26 (b)(c)(d)	3,210,000	3,200,819
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.157% 4/23/26 (b)(c)(d)	3,274,781	3,132,328
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.157% 12/4/27 (b)(c)(d)	1,595,201	1,499,154
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 2/15/29 (b)(c)(d)	15,245,277	14,254,334
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (b)(c)(d)(g)	1,872,847	1,751,112
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 5/13/29 (b)(c)(d)	2,476,563	2,472,427
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 12.9281% 11/24/26 (b)(c)(d)	3,023,738	2,450,165
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 10/31/26 (b)(c)(d)	2,602,578	2,595,265
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 10/31/26 (b)(c)(d)	3,638,724	3,628,099
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 7/6/29 (b)(c)(d)	8,044,838	8,009,279
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 4/30/25 (b)(c)(d)	1,640,280	1,626,338
Coherent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.6715% 7/1/29 (b)(c)(d)	5,976,129	5,908,897
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 4/4/26 (b)(c)(d)	7,396,833	7,100,960
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 9/30/28 (b)(c)(d)	3,799,642	3,660,955
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8059% 2/10/28 (b)(c)(d)	2,031,584	1,916,454
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (b)(c)(d)	4,949,833	4,836,928
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (b)(c)(d)	4,508,409	4,147,736
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.5903% 3/31/29 (b)(c)(d)	630,000	550,727
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.557% 3/31/28 (b)(c)(d)	2,736,353	2,652,375
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.62% 7/6/29 (b)(c)(d)	6,596,054	6,593,283
Eos U.S. Finco LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6042% 10/6/29 (b)(c)(d)	1,500,000	1,474,995
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 7/31/27 (b)(c)(d)	2,505,811	2,456,822
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.907% 9/12/29 (b)(c)(d)	8,160,388	8,068,584
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.6591% 12/16/28 (b)(c)(d)	1,051,588	988,492
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.8403% 8/10/27 (b)(c)(d)	3,768,438	3,752,723
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 10/21/29 (b)(c)(d)	1,680,215	1,677,073
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (b)(c)(d)	1,779,431	1,739,394
Icon Luxembourg Sarl Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 2.250% 7.4099% 7/3/28 (b)(c)(d)	8,251,771	8,224,292
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/1/27 (b)(c)(d)	3,297,700	3,211,135
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 6/9/29 (b)(c)(d)	1,195,963	1,195,317
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5152% 3/1/29 (b)(c)(d)	5,318,407	4,986,007
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/15/24 (b)(c)(d)	399,591	392,350
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.057% 2/23/29 (b)(c)(d)	1,530,000	1,397,395
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.5903% 9/15/24 (b)(c)(d)	9,014,599	8,848,369
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6092% 8/17/29 (b)(c)(d)	5,864,266	5,825,151
NAVEX TopCo, Inc. 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.64% 9/4/26 (b)(c)(d)	415,000	406,443
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.157% 8/25/29 (b)(c)(d)	6,917,663	6,890,269
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.4835% 7/30/28 (b)(c)(d)	2,247,988	2,162,294
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.907% 11/10/27 (b)(c)(d)	3,947,125	3,776,569
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 2/1/28 (b)(c)(d)	15,322,728	15,099,323
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (b)(c)(d)	8,358,722	7,604,097
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/30/26 (b)(c)(d)	1,178,726	1,161,787
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 8/31/28 (b)(c)(d)	6,873,572	6,707,438
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.595% 2/15/28 (b)(c)(d)	7,508,686	4,004,382
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 4/22/28 (b)(c)(d)	5,126,284	4,963,678
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/30/28 (b)(c)(d)	2,589,417	1,809,355
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/16/30 (c)(d)(f)	5,920,000	5,748,853
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 5/31/25 (b)(c)(d)	3,806,328	3,696,287
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 11/22/29 (b)(c)(d)	1,375,000	1,362,721
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (b)(c)(d)	3,103,491	3,062,773
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	2,713,503	2,704,087
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	2,406,287	2,397,938
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	3,635,838	3,624,494
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 1/31/27 (b)(c)(d)	2,274,231	2,258,607
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.807% 8/31/28 (b)(c)(d)	5,207,937	5,197,104
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.173% 9/28/24 (b)(c)(d)	2,334,387	2,327,570
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 5/4/26 (b)(c)(d)	5,303,395	5,209,950
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (b)(c)(d)	4,392,773	4,274,036
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (b)(c)(d)	7,170,000	6,850,935
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.8403% 9/1/25 (b)(c)(d)	3,565,880	2,696,697
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 8/27/25 (b)(c)(d)	4,515,685	4,505,344
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8592% 1/13/29 (b)(c)(d)	3,237,150	3,112,714
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 4/6/28 (b)(c)(d)	3,008,527	2,465,127
VM Consolidated, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.1715% 3/27/28 (b)(c)(d)	2,619,742	2,614,293
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.6997% 2/28/27 (b)(c)(d)	3,530,800	3,489,596
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8849% 10/30/27 (b)(c)(d)	1,395,348	1,195,242
CME Term SOFR 1 Month Index + 4.250% 9.157% 10/30/27 (b)(c)(d)	1,435,500	1,232,133
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 2/1/28 (b)(c)(d)	3,574,973	3,554,882
TOTAL TECHNOLOGY		277,480,654
Telecommunications - 4.8%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5656% 10/31/27 (b)(c)(d)	5,822,030	5,749,255
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.1703% 8/31/28 (b)(c)(d)	11,838,000	11,246,100
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (b)(c)(d)	8,541,301	6,048,352
3 month U.S. LIBOR + 8.250% 13.0753% 11/1/25 (b)(c)(d)	7,055,000	3,818,519
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9344% 11/30/27 (b)(c)(d)	1,498,377	1,479,962
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1911% 1/12/30 (b)(c)(d)	1,225,000	1,222,709
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.14% 12/12/26 (b)(c)(d)	1,824,159	1,810,478
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.375% 10/2/27 (b)(c)(d)	1,902,823	1,495,143
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.0296% 4/27/27 (b)(c)(d)	2,700,000	2,656,125
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.5297% 4/27/27 (b)(c)(d)	1,438,459	1,415,084
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.625% 5/1/28 (b)(c)(d)	8,109,711	7,680,545
GTT Communications BV 1LN, term loan:
CME Term SOFR 1 Month Index + 7.000% 11.907% 1/3/28 (b)(c)(d)	1,703,773	1,366,426
CME TERM SOFR 3 MONTH INDEX + 9.000% 13.9983% 6/3/28 (b)(c)(d)	1,338,609	687,148
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.0817% 2/1/29 (b)(c)(d)	14,968,246	14,781,143
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.6715% 3/1/27 (b)(c)(d)	675,504	567,984
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.6207% 4/30/27 (b)(c)(d)	4,214,491	4,069,639
Patagonia Holdco LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.4734% 8/1/29 (b)(c)(d)	4,196,406	3,451,544
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 9/25/26 (b)(c)(d)	5,829,515	4,748,956
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.6% 4/11/25 (b)(c)(d)	1,815,752	1,813,301
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.157% 9/21/27 (b)(c)(d)	2,169,058	1,962,997
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 3/9/27 (b)(c)(d)	13,838,135	11,204,184
TOTAL TELECOMMUNICATIONS		89,275,594
Textiles/Apparel - 0.9%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 2/17/29 (b)(c)(d)	7,193,513	7,162,078
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 11/23/28 (b)(c)(d)	3,137,744	3,120,110
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5719% 7/7/28 (b)(c)(d)	3,626,082	1,978,028
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 4/16/28 (b)(c)(d)	2,898,375	2,690,069
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.2357% 8/2/28 (b)(c)(d)	1,521,465	1,502,447
TOTAL TEXTILES/APPAREL		16,452,732
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 6 month U.S. LIBOR + 7.500% 12.6591% 5/7/29 (b)(c)(d)(e)	2,500,000	1,587,500
Utilities - 2.0%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (b)(c)(d)	2,134,275	2,127,872
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 8/1/25 (b)(c)(d)	8,154,567	8,101,725
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.46% 12/15/27 (b)(c)(d)	2,359,278	2,344,533
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/1/26 (b)(c)(d)	675,774	634,173
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1599% 2/15/24 (b)(c)(d)	4,458,725	3,550,260
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 10.0483% 1/3/29 (b)(c)(d)	1,970,044	1,571,110
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 6/23/28 (b)(c)(d)	1,792,588	1,717,300
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 6/23/25 (b)(c)(d)	5,690,182	5,665,316
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.85% 1/21/28 (b)(c)(d)	2,598,630	2,575,892
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.4194% 3/2/27 (b)(c)(d)	5,531,117	5,408,050
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.564% 12/31/25 (b)(c)(d)	4,491,960	4,463,346
TOTAL UTILITIES		38,159,577
TOTAL BANK LOAN OBLIGATIONS (Cost $1,701,031,891)		1,599,700,999

Nonconvertible Bonds - 5.8%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	4,000,000	4,003,640
8% 12/15/25 (h)	385,000	392,219
TOTAL AEROSPACE		4,395,859
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	1,105,000	1,087,444
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	749,000	736,410
TOTAL AIR TRANSPORTATION		1,823,854
Automotive & Auto Parts - 0.9%
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.7367% 3/6/26 (b)(c)	3,150,000	3,165,750
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(h)	13,270,000	13,089,130
TOTAL AUTOMOTIVE & AUTO PARTS		16,254,880
Broadcasting - 0.3%
DISH Network Corp. 11.75% 11/15/27 (h)	3,985,000	3,865,450
Univision Communications, Inc. 6.625% 6/1/27 (h)	1,205,000	1,142,581
TOTAL BROADCASTING		5,008,031
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	160,000	142,095
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	1,580,000	1,457,550
5.375% 6/1/29 (h)	3,160,000	2,901,670
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 6.4636% 2/1/24 (b)(c)	1,750,000	1,756,745
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	2,130,000	1,666,725
TOTAL CABLE/SATELLITE TV		7,782,690
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	330,000	340,963
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	40,000	36,581
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	2,746,213
Energy - 0.5%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	5,000,000	4,875,000
7% 6/15/25 (h)	1,050,000	1,035,930
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	2,000,000	1,840,000
6.75% 9/15/25 (h)	535,000	514,938
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	926,250	907,725
TOTAL ENERGY		9,173,593
Gaming - 0.8%
Affinity Gaming LLC 6.875% 12/15/27 (h)	1,700,000	1,516,433
Caesars Entertainment, Inc. 7% 2/15/30 (h)	1,465,000	1,490,638
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	10,240,000	8,987,648
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	1,074,053
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,305,485
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	240,000	227,451
4.25% 12/1/26 (h)	345,000	321,891
4.625% 12/1/29 (h)	200,000	182,063
TOTAL GAMING		15,105,662
Healthcare - 0.1%
Tenet Healthcare Corp. 4.625% 7/15/24	1,028,000	1,014,040
Homebuilders/Real Estate - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	2,400,000	1,974,000
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (h)	2,545,000	2,468,650
TOTAL HOMEBUILDERS/REAL ESTATE		4,442,650
Leisure - 0.2%
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	1,725,000	1,802,289
11.625% 8/15/27 (h)	1,205,000	1,293,622
TOTAL LEISURE		3,095,911
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	895,000	775,079
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	160,583
Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	1,139,000	1,080,626
PowerTeam Services LLC 9.033% 12/4/25 (h)	5,115,000	4,399,693
TOTAL SERVICES		5,480,319
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	925,000
8.5% 10/30/25 (h)	1,905,000	1,783,118
TOTAL SUPER RETAIL		2,708,118
Technology - 0.2%
CommScope, Inc. 6% 3/1/26 (h)	1,100,000	1,061,610
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	1,805,000	1,886,114
TOTAL TECHNOLOGY		2,947,724
Telecommunications - 1.2%
Altice Financing SA 5.75% 8/15/29 (h)	6,000,000	4,770,000
Altice France SA:
5.125% 1/15/29 (h)	855,000	651,536
5.125% 7/15/29 (h)	3,795,000	2,855,738
5.5% 10/15/29 (h)	1,630,000	1,245,680
Frontier Communications Holdings LLC 5% 5/1/28 (h)	1,160,000	1,006,602
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	6,905,000	6,330,021
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (h)	205,000	172,686
6.75% 10/15/27 (h)	850,000	792,064
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	195,000	166,594
Windstream Escrow LLC 7.75% 8/15/28 (h)	5,100,000	4,176,747
TOTAL TELECOMMUNICATIONS		22,167,668
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	910,000	737,318
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 11.5319% 10/8/26 (b)(c)(e)	1,396,265	1,406,737
TOTAL NONCONVERTIBLE BONDS (Cost $114,357,413)		107,746,568

Common Stocks - 1.6%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(i)	188,360	1,682,055
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	9,492	5,410
TOTAL CAPITAL GOODS		1,687,465
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	15,697	1,514,290
Lime Tree Bay Ltd. (e)(i)	776	22,085
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,536,375
Energy - 1.2%
California Resources Corp.	182,171	7,013,584
California Resources Corp. warrants 10/27/24 (i)	7,511	63,844
Chesapeake Energy Corp.	129,341	9,835,090
Chesapeake Energy Corp. (i)(j)	928	70,565
Denbury, Inc. (i)	65,094	5,704,187
EP Energy Corp. (e)(i)	15,785	103,076
TOTAL ENERGY		22,790,346
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	341,212	8
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	105,486	1,731,025
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	1,346	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	35,300	435,969
Utilities - 0.1%
TexGen Power LLC (e)(i)	85,051	2,679,107
TOTAL COMMON STOCKS (Cost $16,233,967)		30,860,295

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(i) (Cost $1,123,250)	8,986	5,243,870

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.2%
Bank of America Corp.:
5.2% (b)(k)	490,000	483,464
6.25% (b)(k)	1,875,000	1,839,111
JPMorgan Chase & Co. 6% (b)(k)	1,430,000	1,413,596
TOTAL BANKS & THRIFTS		3,736,171
Energy - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 8.8916% (b)(c)(k)	3,100,000	2,791,581
TOTAL PREFERRED SECURITIES (Cost $6,696,943)		6,527,752

Other - 1.1%
	Shares	Value ($)
Other - 1.1%
Fidelity Private Credit Central Fund LLC (j)(l)	2,079,321	20,585,282
Tribune Co. Claim (e)(i)	45,954	12,266

TOTAL OTHER (Cost $20,736,026)		20,597,548

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (l) (Cost $47,912,150)	47,906,103	47,915,684

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $1,908,091,640)	1,818,592,716
NET OTHER ASSETS (LIABILITIES) - 2.7%	50,649,040
NET ASSETS - 100.0%	1,869,241,756

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,739,513 and $3,593,512, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,429,296 or 5.3% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,655,847 or 1.1% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	8,788

Fidelity Private Credit Central Fund LLC	12/09/21 - 3/31/23	20,690,620

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	65,484,990	714,547,642	732,116,948	1,804,526	2,622	(2,622)	47,915,684	0.1%
Fidelity Private Credit Central Fund LLC	11,381,951	11,556,216	2,320,002	1,074,213	58	(32,941)	20,585,282	3.8%
Fidelity Securities Lending Cash Central Fund 4.87%	12,974,125	12,145,996	25,120,121	361	-	-	-	0.0%
Total	89,841,066	738,249,854	759,557,071	2,879,100	2,680	(35,563)	68,500,966

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Private Credit Central Fund LLC as presented in the Schedule of Investments. Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8	-	8	-
Consumer Discretionary	1,731,025	-	-	1,731,025
Energy	22,790,346	22,687,270	-	103,076
Financials	6,780,245	-	-	6,780,245
Industrials	1,687,465	-	-	1,687,465
Information Technology	435,969	-	-	435,969
Utilities	2,679,107	-	-	2,679,107

Bank Loan Obligations	1,599,700,999	-	1,574,987,990	24,713,009

Corporate Bonds	107,746,568	-	106,339,831	1,406,737

Preferred Securities	6,527,752	-	6,527,752	-

Other	12,266	-	-	12,266

Money Market Funds	47,915,684	47,915,684	-	-
Total Investments in Securities:	1,798,007,434	70,602,954	1,687,855,581	39,548,899

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$90,917,868
Net Realized Gain (Loss) on Investment Securities	(210,234)
Net Unrealized Gain (Loss) on Investment Securities	(340,098)
Cost of Purchases	4,060,916
Proceeds of Sales	(16,424,024)
Amortization/Accretion	18,659
Transfers into Level 3	2,155,775
Transfers out of Level 3	(55,465,853)
Ending Balance	$24,713,009
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2023	$(695,070)
Other Investments in Securities
Beginning Balance	$14,096,046
Net Realized Gain (Loss) on Investment Securities	(6,678)
Net Unrealized Gain (Loss) on Investment Securities	(185,830)
Cost of Purchases	1,028,774
Proceeds of Sales	(96,418)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(4)
Ending Balance	$14,835,890
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2023	$(185,830)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,839,488,870)	$1,750,091,750
Fidelity Central Funds (cost $68,602,770)	68,500,966

Total Investment in Securities (cost $1,908,091,640)		$1,818,592,716
Receivable for investments sold		66,735,252
Dividends receivable		428,628
Interest receivable		22,288,737
Distributions receivable from Fidelity Central Funds		316,157
Other receivables		22,421
Total assets		1,908,383,911
Liabilities
Payable to custodian bank	$2,491,279
Payable for investments purchased	21,093,060
Payable for fund shares redeemed	15,552,528
Distributions payable	3,349
Other payables and accrued expenses	1,939
Total Liabilities		39,142,155
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,869,241,756
Net Assets consist of:
Paid in capital		$2,061,892,891
Total accumulated earnings (loss)		(192,651,135)
Net Assets		$1,869,241,756
Net Asset Value , offering price and redemption price per share ($1,869,241,756 ÷ 19,412,835 shares)		$96.29

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$1,066,035
Interest		92,325,191
Income from Fidelity Central Funds (including $361 from security lending)		2,879,100
Total Income		96,270,326
Expenses
Custodian fees and expenses	$3,035
Independent trustees' fees and expenses	4,490
Total expenses before reductions	7,525
Expense reductions	(2,166)
Total expenses after reductions		5,359
Net Investment income (loss)		96,264,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(21,337,550)
Fidelity Central Funds	2,680
Total net realized gain (loss)		(21,334,870)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	75,840,195
Fidelity Central Funds	(35,563)
Total change in net unrealized appreciation (depreciation)		75,804,632
Net gain (loss)		54,469,762
Net increase (decrease) in net assets resulting from operations		$150,734,729
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,264,967	$144,865,396
Net realized gain (loss)	(21,334,870)	(16,547,082)
Change in net unrealized appreciation (depreciation)	75,804,632	(187,029,002)
Net increase (decrease) in net assets resulting from operations	150,734,729	(58,710,688)
Distributions to shareholders	(95,677,064)	(144,286,030)
Affiliated share transactions
Proceeds from sales of shares	17,128,222	691,985,364
Reinvestment of distributions	95,677,064	144,284,576
Cost of shares redeemed	(841,944,967)	(863,857,528)
Net increase (decrease) in net assets resulting from share transactions	(729,139,681)	(27,587,588)
Total increase (decrease) in net assets	(674,082,016)	(230,584,306)

Net Assets
Beginning of period	2,543,323,772	2,773,908,078
End of period	$1,869,241,756	$2,543,323,772

Other Information
Shares
Sold	179,611	6,910,842
Issued in reinvestment of distributions	997,926	1,474,153
Redeemed	(8,757,173)	(8,882,669)
Net increase (decrease)	(7,579,636)	(497,674)

Financial Highlights
Fidelity® Floating Rate Central Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$94.22	$100.91	$96.50	$101.38	$103.31	$103.17
Income from Investment Operations
Net investment income (loss) A,B	4.043	4.767	4.112	4.985	6.104	5.279
Net realized and unrealized gain (loss)	2.045	(6.696)	4.431	(4.687)	(1.943)	.401
Total from investment operations	6.088	(1.929)	8.543	.298	4.161	5.680
Distributions from net investment income	(4.018)	(4.761)	(4.133)	(5.178)	(6.091)	(5.215)
Distributions from net realized gain	-	-	-	-	-	(.325)
Total distributions	(4.018)	(4.761)	(4.133)	(5.178)	(6.091)	(5.540)
Net asset value, end of period	$96.29	$94.22	$100.91	$96.50	$101.38	$103.31
Total Return C,D	6.55%	(1.98)%	8.99%	.42%	4.20%	5.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	8.42% H	4.83%	4.14%	5.16%	6.01%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,869,242	$2,543,324	$2,773,908	$1,906,015	$1,946,822	$2,295,944
Portfolio turnover rate I	23% H	39%	41%	40%	29%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1 . Organization.
Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's units are not registered under the Securities Act of 1933, and are subject to substantial restrictions on transfer. The Fund has no redemption rights under the limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The expense ratio for Fidelity Private Credit Central Fund LLC for the year ended December 31, 2022 was 2.46%.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A

Equities	$ 13,416,887	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.0 - 8.0 / 4.2	Increase
			Capacity multiple ($/kW)	$238.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Parity price	$12.35	Increase
		Discounted cash flow	Discount rate	13.3%	Decrease
		Black scholes	Discount rate	3.7% - 4.1% / 4.0%	Increase
			Volatility	20.0% - 55.0% / 26.9%	Increase
			Term	1.8 - 2.5 / 1.9	Increase
Corporate Bonds	$ 1,406,737	Discounted cash flow	Yield	10.2%	Decrease
Bank Loan Obligations	$ 24,713,009	Market approach	Transaction price	$95.00 - $99.50 / $96.55	Increase
		Discounted cash flow	Discount rate	10.4% - 14.0% / 11.0%	Decrease
			Yield	14.0% - 19.4% / 14.6%	Decrease
		Indicative market price	Evaluated bid	$63.50 - $97.00 / $87.77	Increase
Other	$ 12,266	Recovery value	Recovery value	$0.27	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,110,828
Gross unrealized depreciation	(119,582,160)
Net unrealized appreciation (depreciation)	$(89,471,322)
Tax cost	$1,908,064,047

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,566,939)
Long-term	(71,514,489)
Total capital loss carryforward	$(81,081,428)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Floating Rate Central Fund	Fidelity Private Credit Central Fund LLC	$8,106,011

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Floating Rate Central Fund	251,254,164	929,072,823
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Floating Rate Central Fund	$34	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,166.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® Floating Rate Central Fund	0.0007%
Actual		$ 1,000	$ 1,065.50	$- D
Hypothetical- B		$ 1,000	$ 1,024.93	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.814673.118
FR1-SANN-0523
Fidelity® International Equity Central Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.7
AIA Group Ltd. (Hong Kong, Insurance)	1.6
Diageo PLC (United Kingdom, Beverages)	1.6
DSV A/S (Denmark, Air Freight & Logistics)	1.4
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	1.4
19.1

Market Sectors (% of Fund's net assets)

Financials	20.0
Industrials	18.2
Health Care	14.1
Consumer Discretionary	12.3
Information Technology	9.4
Consumer Staples	8.3
Materials	6.9
Energy	4.2
Communication Services	2.4
Real Estate	1.5
Utilities	1.5

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Australia - 1.0%
Arena (REIT) unit	2,164,383	5,280,920
Commonwealth Bank of Australia	133,287	8,800,342
Macquarie Group Ltd.	101,672	12,037,933
National Storage REIT unit	1,886,215	3,194,692
South32 Ltd.	2,135,671	6,259,075
Treasury Wine Estates Ltd.	450,840	3,957,832
Westpac Banking Corp.	671,608	9,778,349
TOTAL AUSTRALIA		49,309,143
Bailiwick of Jersey - 2.1%
Experian PLC	1,235,196	40,672,211
Ferguson PLC	229,300	30,125,067
Glencore PLC	4,526,700	26,047,625
WPP PLC	369,140	4,385,723
TOTAL BAILIWICK OF JERSEY		101,230,626
Belgium - 1.0%
Azelis Group NV	245,849	6,228,319
KBC Group NV	469,162	32,207,432
Kinepolis Group NV	32,480	1,667,531
UCB SA	64,200	5,739,877
Warehouses de Pauw	136,400	4,041,333
TOTAL BELGIUM		49,884,492
Bermuda - 0.5%
Hiscox Ltd.	1,195,147	16,350,357
Lancashire Holdings Ltd.	1,283,500	8,747,874
TOTAL BERMUDA		25,098,231
Canada - 5.9%
Africa Oil Corp.	2,770,927	6,212,289
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	195,900	9,849,356
Barrick Gold Corp. (Canada)	335,900	6,235,835
Boardwalk (REIT) (a)	82,200	3,353,687
Brookfield Asset Management Ltd. Class A	111,950	3,667,056
Brookfield Renewable Corp.	69,110	2,416,677
Cameco Corp.	58,771	1,538,961
Canadian Natural Resources Ltd.	279,836	15,485,708
Canadian Pacific Railway Ltd.	353,200	27,197,576
CGI, Inc. Class A (sub. vtg.) (b)	45,600	4,394,673
Chemtrade Logistics Income Fund	1,375,200	7,987,658
Constellation Software, Inc.	24,200	45,497,612
Eco Atlantic Oil & Gas Ltd. (b)	940,500	240,083
Emera, Inc.	69,730	2,864,528
First Quantum Minerals Ltd.	873,600	20,083,427
Fortis, Inc.	71,490	3,038,920
GFL Environmental, Inc.	119,540	4,121,764
Hydro One Ltd. (c)	57,170	1,627,748
Imperial Oil Ltd.	335,841	17,079,062
Intact Financial Corp.	108,500	15,527,984
Ivanhoe Mines Ltd. (b)	206,000	1,861,088
Lumine Group, Inc.	53,706	584,547
Major Drilling Group International, Inc. (b)	149,600	1,176,654
MEG Energy Corp. (b)	474,670	7,624,925
Methanex Corp.	69,100	3,215,464
Royal Bank of Canada	330,200	31,578,505
Shopify, Inc. Class A (b)	181,310	8,692,001
Teck Resources Ltd. Class B (sub. vtg.) (a)	247,600	9,041,110
TMX Group Ltd.	162,416	16,403,836
Topicus.Com, Inc. (b)	26,781	1,913,806
Waste Connections, Inc. (United States)	18,280	2,542,200
Wheaton Precious Metals Corp.	117,200	5,644,505
TOTAL CANADA		288,699,245
Cayman Islands - 0.3%
CK Asset Holdings Ltd.	932,588	5,660,941
Sea Ltd. ADR (b)	107,390	9,294,605
TOTAL CAYMAN ISLANDS		14,955,546
Denmark - 4.5%
A.P. Moller - Maersk A/S Series B	6,700	12,138,194
Carlsberg A/S Series B	147,900	22,949,189
DSV A/S	363,100	70,116,117
Novo Nordisk A/S Series B	609,100	96,738,105
Novozymes A/S Series B	220,900	11,284,009
ORSTED A/S (c)	42,210	3,584,810
TOTAL DENMARK		216,810,424
Finland - 1.2%
Elisa Corp. (A Shares)	105,030	6,328,564
Kojamo OYJ	85,400	1,004,887
Nordea Bank ABP	3,201,900	34,132,211
Sampo Oyj (A Shares)	364,000	17,164,078
TOTAL FINLAND		58,629,740
France - 15.0%
Air Liquide SA	345,060	57,759,157
ALTEN	164,100	26,143,271
Antin Infrastructure Partners SA	67,800	1,227,201
ARGAN SA	12,216	912,805
ARGAN SA rights (b)(d)	12,216	39,745
AXA SA	408,000	12,451,174
BNP Paribas SA	629,500	37,592,221
Capgemini SA	238,200	44,109,489
Dassault Systemes SA	159,900	6,596,042
Edenred SA	643,900	38,085,803
Engie SA	292,730	4,632,365
EssilorLuxottica SA	232,882	41,925,048
Hermes International SCA	6,900	13,948,405
L'Oreal SA	98,500	44,014,008
LVMH Moet Hennessy Louis Vuitton SE	150,645	138,278,334
Pernod Ricard SA	266,300	60,273,050
Safran SA	260,300	38,533,946
Sanofi SA	250,055	27,125,648
Sartorius Stedim Biotech	28,700	8,777,292
SPIE SA	42,919	1,244,631
Teleperformance	160,300	38,541,514
TotalEnergies SE (a)	1,379,293	81,328,253
Veolia Environnement SA	125,330	3,860,139
TOTAL FRANCE		727,399,541
Germany - 8.6%
Allianz SE	142,400	32,871,059
Bayer AG	278,500	17,791,028
Covestro AG (c)	93,600	3,876,289
Deutsche Borse AG	254,600	49,573,214
Deutsche Post AG	515,831	24,159,279
Deutsche Telekom AG	653,900	15,845,499
E.ON SE	196,710	2,453,318
Evonik Industries AG	166,100	3,487,422
Hannover Reuck SE	154,500	30,218,589
Infineon Technologies AG	1,054,700	43,311,474
LEG Immobilien AG	24,900	1,363,164
Mercedes-Benz Group AG (Germany)	251,900	19,371,812
Merck KGaA	309,500	57,581,229
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,660	930,338
Rheinmetall AG	71,828	21,312,747
RWE AG	120,440	5,177,665
SAP SE	89,659	11,321,290
Siemens AG	198,150	32,101,075
Siemens Healthineers AG (c)	684,600	39,364,630
Symrise AG	39,900	4,335,809
TOTAL GERMANY		416,446,930
Hong Kong - 1.7%
AIA Group Ltd.	7,388,000	77,480,604
Chervon Holdings Ltd.	269,100	1,402,080
Sino Land Ltd.	3,466,337	4,689,550
TOTAL HONG KONG		83,572,234
Hungary - 0.2%
Richter Gedeon PLC	465,700	9,736,814
India - 1.0%
HCL Technologies Ltd.	690,200	9,164,760
HDFC Bank Ltd. (b)	2,082,600	40,971,057
TOTAL INDIA		50,135,817
Ireland - 3.3%
AIB Group PLC	2,242,300	9,099,700
Bank of Ireland Group PLC	1,683,300	17,021,324
Flutter Entertainment PLC (b)	98,041	17,694,016
Flutter Entertainment PLC (Ireland) (b)	46,400	8,436,282
ICON PLC (b)	143,600	30,671,524
Kingspan Group PLC (Ireland)	385,300	26,341,759
Linde PLC	147,312	52,360,577
TOTAL IRELAND		161,625,182
Italy - 1.9%
Enel SpA	663,206	4,044,861
FinecoBank SpA	1,280,800	19,640,850
GVS SpA (b)(c)	115,000	765,765
Prada SpA	1,031,000	7,309,029
Recordati SpA	762,600	32,221,467
UniCredit SpA	1,400,200	26,390,783
TOTAL ITALY		90,372,755
Japan - 14.3%
Advance Residence Investment Corp.	1,116	2,664,538
Advantest Corp.	56,200	5,210,095
Bandai Namco Holdings, Inc.	533,100	11,493,179
BayCurrent Consulting, Inc.	198,700	8,249,653
Capcom Co. Ltd.	585,300	20,948,241
Daiichi Sankyo Kabushiki Kaisha	583,300	21,277,411
Daiichikosho Co. Ltd.	243,980	4,032,309
DENSO Corp.	140,900	7,953,446
Dip Corp.	115,590	3,098,383
Fast Retailing Co. Ltd.	48,700	10,661,040
FUJIFILM Holdings Corp.	450,100	22,848,420
Fujitsu Ltd.	44,500	6,013,297
Fusic Co. Ltd.	4,500	67,784
Hitachi Ltd.	522,500	28,716,960
Hoya Corp.	519,900	57,455,363
Itochu Corp.	692,900	22,565,293
JTOWER, Inc. (b)	338,690	12,630,627
Kansai Electric Power Co., Inc.	373,980	3,642,164
Katitas Co. Ltd.	78,900	1,544,172
KDDI Corp. (a)	222,130	6,849,994
Keyence Corp.	29,300	14,360,187
Kobe Bussan Co. Ltd.	139,100	3,883,975
Minebea Mitsumi, Inc.	833,100	15,909,294
Misumi Group, Inc.	349,700	8,787,370
Mitsubishi Estate Co. Ltd.	137,200	1,631,948
Mitsubishi UFJ Financial Group, Inc.	147,100	942,715
Mizuho Financial Group, Inc.	1,134,000	16,066,024
Nomura Real Estate Holdings, Inc.	94,200	2,085,929
Nomura Research Institute Ltd.	105,300	2,462,727
Olympus Corp.	1,838,700	32,292,655
ORIX Corp.	512,900	8,456,704
Persol Holdings Co. Ltd.	1,322,152	26,621,433
Relo Group, Inc.	578,600	9,235,351
Renesas Electronics Corp. (b)	931,700	13,491,774
Shin-Etsu Chemical Co. Ltd.	1,133,000	36,778,368
Shiseido Co. Ltd.	132,300	6,202,654
SMC Corp.	51,200	27,141,962
SoftBank Group Corp.	262,606	10,323,966
Sony Group Corp.	738,800	67,292,403
Sumitomo Mitsui Financial Group, Inc.	455,400	18,224,003
Suzuki Motor Corp.	468,600	17,065,202
TIS, Inc.	444,700	11,760,372
Tokio Marine Holdings, Inc.	1,701,100	32,737,597
Tokyo Electron Ltd.	216,000	26,387,875
Toyota Motor Corp.	1,410,900	20,084,739
Z Holdings Corp.	1,431,690	4,059,488
TOTAL JAPAN		692,209,084
Luxembourg - 0.6%
B&M European Value Retail SA	1,727,676	10,274,810
Eurofins Scientific SA	281,900	18,844,615
TOTAL LUXEMBOURG		29,119,425
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	1,741,190	1,091,308
HKT Trust/HKT Ltd. unit	2,248,070	2,984,100
TOTAL MULTI-NATIONAL		4,075,408
Netherlands - 6.8%
Adyen BV (b)(c)	4,100	6,533,058
Airbus Group NV	214,100	28,596,808
Argenx SE ADR (b)	12,900	4,806,282
ASM International NV (Netherlands)	73,900	29,805,758
ASML Holding NV (Netherlands)	163,308	111,285,936
Elastic NV (b)	28,900	1,673,310
Euronext NV (c)	204,440	15,648,657
Expro Group Holdings NV (b)	211,647	3,885,839
Ferrari NV (Italy)	34,600	9,354,658
Heineken NV (Bearer)	130,600	14,033,080
IMCD NV	171,300	27,940,537
Koninklijke DSM NV	75,200	8,864,963
NXP Semiconductors NV	25,900	4,829,703
Prosus NV	142,100	11,127,008
Universal Music Group NV	245,240	6,210,642
Wolters Kluwer NV	351,400	44,340,205
TOTAL NETHERLANDS		328,936,444
New Zealand - 0.0%
Ryman Healthcare Ltd.	138,600	455,091
Norway - 0.4%
Equinor ASA	340,513	9,680,247
Mowi ASA	240,300	4,438,864
Norsk Hydro ASA	517,500	3,862,321
Schibsted ASA (B Shares)	192,890	3,087,773
TOTAL NORWAY		21,069,205
Singapore - 0.4%
DBS Group Holdings Ltd.	250,200	6,220,408
Parkway Life REIT	897,148	2,692,418
United Overseas Bank Ltd.	417,805	9,370,967
Wing Tai Holdings Ltd.	2,064,300	2,313,432
TOTAL SINGAPORE		20,597,225
Spain - 2.2%
Amadeus IT Holding SA Class A (b)	608,549	40,823,633
Banco Santander SA (Spain) (a)	5,064,000	18,870,902
CaixaBank SA (a)	5,290,300	20,642,513
Cellnex Telecom SA (c)	265,941	10,341,822
EDP Renovaveis SA	146,590	3,352,822
Iberdrola SA	869,451	10,831,452
TOTAL SPAIN		104,863,144
Sweden - 2.1%
AddTech AB (B Shares)	606,127	11,230,198
Atlas Copco AB (A Shares)	2,333,300	29,559,049
Evolution AB (c)	59,400	7,944,800
Haypp Group (b)	353,000	1,115,560
Indutrade AB	964,189	20,446,864
Investor AB (B Shares)	329,700	6,545,398
Kry International AB (b)(e)(f)	527	40,447
Nordnet AB	194,851	3,205,589
NP3 Fastigheter AB	28,000	504,480
Sandvik AB	881,500	18,667,858
TOTAL SWEDEN		99,260,243
Switzerland - 6.4%
Coca-Cola HBC AG	366,500	10,005,292
Compagnie Financiere Richemont SA Series A	426,850	68,448,028
Julius Baer Group Ltd.	427,470	29,116,269
Lonza Group AG	6,450	3,882,898
Nestle SA (Reg. S)	852,528	103,949,220
Partners Group Holding AG	22,160	20,751,613
Roche Holding AG (participation certificate)	29,480	8,423,692
Sika AG	139,634	38,992,827
Sonova Holding AG	37,376	10,972,396
UBS Group AG	849,250	17,904,839
TOTAL SWITZERLAND		312,447,074
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	844,000	14,748,397
United Kingdom - 13.6%
Ashtead Group PLC	319,900	19,565,688
AstraZeneca PLC (United Kingdom)	772,800	107,074,801
BAE Systems PLC	2,011,911	24,336,355
Barratt Developments PLC	629,100	3,620,309
Beazley PLC	1,526,641	11,252,504
Big Yellow Group PLC	129,100	1,861,723
Compass Group PLC	2,554,309	64,193,772
Cranswick PLC	83,018	3,076,427
Croda International PLC	50,300	4,032,014
Dechra Pharmaceuticals PLC	514,900	16,832,287
Deliveroo PLC Class A (b)(c)	4,267,400	4,816,802
Diageo PLC	1,732,516	77,321,630
Diploma PLC	183,468	6,359,764
Grainger Trust PLC	620,500	1,783,496
Horizonte Minerals PLC (b)	1,755,800	2,945,699
Hotel Chocolat Group Ltd. (a)(b)	1,323,871	3,029,451
Informa PLC	644,410	5,505,783
JD Sports Fashion PLC	5,186,600	11,372,782
John Wood Group PLC (b)	6,981,500	17,224,757
London Stock Exchange Group PLC	253,900	24,661,242
Mondi PLC	199,747	3,158,949
National Grid PLC	702,420	9,501,640
NatWest Group PLC	5,626,900	18,360,743
Prudential PLC	1,694,860	23,205,408
Reckitt Benckiser Group PLC	153,280	11,661,164
RELX PLC (London Stock Exchange)	1,979,709	64,116,700
Rentokil Initial PLC	4,127,200	30,163,833
Rio Tinto PLC	121,100	8,220,025
Rolls-Royce Holdings PLC (b)	9,246,500	17,030,785
RS GROUP PLC	1,202,719	13,560,782
Shell PLC (London)	1,062,900	30,291,163
SSE PLC	185,450	4,124,743
Supreme PLC	2,564,900	2,990,037
Unilever PLC (Netherlands) (a)	185,925	9,616,005
WH Smith PLC	202,400	3,732,726
TOTAL UNITED KINGDOM		660,601,989
United States of America - 3.3%
Airbnb, Inc. Class A (b)	18,400	2,288,960
CBRE Group, Inc. (b)	255,600	18,610,236
Constellation Brands, Inc. Class A (sub. vtg.)	23,300	5,263,237
Equifax, Inc.	53,600	10,872,224
Hess Corp.	33,640	4,451,918
Kosmos Energy Ltd. (b)	712,831	5,303,463
Marsh & McLennan Companies, Inc.	215,000	35,808,250
Micron Technology, Inc.	32,900	1,985,186
NextEra Energy, Inc.	39,800	3,067,784
NICE Ltd. sponsored ADR (b)	24,952	5,711,263
Philip Morris International, Inc.	97,200	9,452,700
ResMed, Inc.	34,600	7,577,054
S&P Global, Inc.	81,666	28,155,987
The AES Corp.	35,970	866,158
Thermo Fisher Scientific, Inc.	35,300	20,345,861
TOTAL UNITED STATES OF AMERICA		159,760,281
TOTAL COMMON STOCKS (Cost $4,011,252,745)		4,792,049,730

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Germany - 0.1%
Volkswagen AG	44,300	6,045,725
Sweden - 0.0%
Kry International AB Series E (b)(e)(f)	3,043	233,550
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,922,383)		6,279,275

Government Obligations - 0.0%
	Principal Amount (g)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0%:
6/1/23	500,000	496,282
6/8/23	1,280,000	1,269,302
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,764,276)		1,765,584

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (h)	40,387,950	40,396,027
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	109,062,909	109,073,815
TOTAL MONEY MARKET FUNDS (Cost $149,469,841)		149,469,842

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $4,170,409,245)	4,949,564,431
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(92,027,166)
NET ASSETS - 100.0%	4,857,537,265

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,504,381 or 1.9% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $273,997 or 0.0% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	228,879

Kry International AB Series E	5/14/21	1,391,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	37,282,189	1,018,546,315	1,015,432,477	1,641,572	-	-	40,396,027	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	55,235,153	376,644,584	322,805,922	181,335	-	-	109,073,815	0.3%
Total	92,517,342	1,395,190,899	1,338,238,399	1,822,907	-	-	149,469,842

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	124,496,667	28,868,356	95,628,311	-
Consumer Discretionary	589,139,577	106,301,256	482,838,321	-
Consumer Staples	402,977,134	115,004,382	287,972,752	-
Energy	200,346,668	79,047,005	121,299,663	-
Financials	972,631,264	460,392,244	512,239,020	-
Health Care	677,913,068	305,396,376	372,516,692	-
Industrials	884,020,162	413,659,773	470,360,389	-
Information Technology	474,645,046	175,340,619	299,030,430	273,997
Materials	327,510,870	184,708,010	142,802,860	-
Real Estate	74,469,447	43,786,302	30,683,145	-
Utilities	70,179,102	37,526,620	32,652,482	-

Government Obligations	1,765,584	-	1,765,584	-

Money Market Funds	149,469,842	149,469,842	-	-
Total Investments in Securities:	4,949,564,431	2,099,500,785	2,849,789,649	273,997

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $101,039,150) - See accompanying schedule:
Unaffiliated issuers (cost $4,020,939,404)	$4,800,094,589
Fidelity Central Funds (cost $149,469,841)	149,469,842

Total Investment in Securities (cost $4,170,409,245)		$4,949,564,431
Cash		96,086
Foreign currency held at value (cost $4,740,393)		4,740,405
Receivable for investments sold		17,915,418
Receivable for fund shares sold		30,976
Dividends receivable		12,463,909
Reclaims receivable		10,221,671
Distributions receivable from Fidelity Central Funds		437,228
Other receivables		7,221
Total assets		4,995,477,345
Liabilities
Payable for investments purchased
Regular delivery	$24,037,948
Delayed delivery	39,745
Payable for fund shares redeemed	3,840,075
Other payables and accrued expenses	948,497
Collateral on securities loaned	109,073,815
Total Liabilities		137,940,080
Net Assets		$4,857,537,265
Net Assets consist of:
Paid in capital		$4,197,551,196
Total accumulated earnings (loss)		659,986,069
Net Assets		$4,857,537,265
Net Asset Value , offering price and redemption price per share ($4,857,537,265 ÷ 53,064,984 shares)		$91.54

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$40,328,581
Interest		7,667
Income from Fidelity Central Funds (including $181,335 from security lending)		1,822,907
Income before foreign taxes withheld		$42,159,155
Less foreign taxes withheld		(4,532,033)
Total Income		37,627,122
Expenses
Custodian fees and expenses	$91,377
Independent trustees' fees and expenses	7,311
Total Expenses		98,688
Net Investment income (loss)		37,528,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,228)	(6,874,244)
Foreign currency transactions	340,400
Futures contracts	(1,220,393)
Total net realized gain (loss)		(7,754,237)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $506,851)	927,885,174
Assets and liabilities in foreign currencies	1,077,014
Total change in net unrealized appreciation (depreciation)		928,962,188
Net gain (loss)		921,207,951
Net increase (decrease) in net assets resulting from operations		$958,736,385
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,528,434	$85,100,977
Net realized gain (loss)	(7,754,237)	(117,143,364)
Change in net unrealized appreciation (depreciation)	928,962,188	(1,139,915,261)
Net increase (decrease) in net assets resulting from operations	958,736,385	(1,171,957,648)
Distributions to shareholders	(23,560,274)	(301,411,089)
Affiliated share transactions
Proceeds from sales of shares	860,473,292	1,136,288,448
Reinvestment of distributions	23,560,274	301,411,089
Cost of shares redeemed	(259,737,135)	(456,223,837)
Net increase (decrease) in net assets resulting from share transactions	624,296,431	981,475,700
Total increase (decrease) in net assets	1,559,472,542	(491,893,037)

Net Assets
Beginning of period	3,298,064,723	3,789,957,760
End of period	$4,857,537,265	$3,298,064,723

Other Information
Shares
Sold	9,998,607	12,769,516
Issued in reinvestment of distributions	272,854	3,029,094
Redeemed	(3,109,423)	(5,354,221)
Net increase (decrease)	7,162,038	10,444,389

Financial Highlights
Fidelity® International Equity Central Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$71.85	$106.88	$84.62	$77.92	$84.55	$87.45
Income from Investment Operations
Net investment income (loss) A,B	.78	2.07	1.80	1.40	2.23	2.30
Net realized and unrealized gain (loss)	19.40	(28.91)	22.17	6.94	(3.09)	(.27)
Total from investment operations	20.18	(26.84)	23.97	8.34	(.86)	2.03
Distributions from net investment income	(.49)	(2.25)	(1.71)	(1.39)	(2.12)	(2.34)
Distributions from net realized gain	-	(5.94)	-	(.25)	(3.65)	(2.60)
Total distributions	(.49)	(8.19)	(1.71)	(1.64)	(5.77)	(4.93) C
Net asset value, end of period	$91.54	$71.85	$106.88	$84.62	$77.92	$84.55
Total Return D,E	28.13%	(27.21)%	28.42%	10.91%	(.21)%	2.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% H,I	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	-% H,I	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.83% I	2.25%	1.79%	1.77%	2.93%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$4,857,537	$3,298,065	$3,789,958	$3,020,929	$2,432,786	$2,645,061
Portfolio turnover rate J	38% I	38%	52%	81%	70%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1 . Organization.
Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$909,774,413
Gross unrealized depreciation	(151,217,778)
Net unrealized appreciation (depreciation)	$758,556,635
Tax cost	$4,191,007,796

The Fund elected to defer to its next fiscal year approximately $107,875,546 of capital losses recognized during the period November 1, 2021 to September 30, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Equity Central Fund	1,388,626,808	756,716,477
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Equity Central Fund	$1,332

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Equity Central Fund	77,101,144	4,735,178	214,608

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Equity Central Fund	7,457
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Equity Central Fund	$19,264	$-	$-
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® International Equity Central Fund	0.0048%
Actual		$ 1,000	$ 1,281.30	$ .03
Hypothetical- B		$ 1,000	$ 1,024.91	$ .02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.859211.115
INTCEN-SANN-0523

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2023